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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund for the quarter ended August 31, 2008. These three series have a November 31 fiscal year end.

Date of reporting period:	August 31, 2008

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co.	6,896	$135,230
Johnson Controls, Inc.	17,012	526,011

		661,241

Automobiles 0.2%
Ford Motor Co. * ρ	64,271	286,649
General Motors Corp. ρ	16,230	162,300
Harley-Davidson, Inc. ρ	6,781	269,748

		718,697

Distributors 0.1%
Genuine Parts Co.	4,696	199,204

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	3,726	237,272
H&R Block, Inc.	9,327	238,211

		475,483

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	12,521	464,028
Darden Restaurants, Inc.	4,015	117,600
International Game Technology	8,875	190,191
Marriott International, Inc., Class A	8,615	243,029
McDonald’s Corp.	32,495	2,014,690
Starbucks Corp. *	20,870	324,737
Starwood Hotels & Resorts Worldwide, Inc. * ρ	5,352	194,010
Wendy’s International, Inc.	2,513	60,991
Wyndham Worldwide Corp. *	5,071	97,769
Yum! Brands, Inc.	13,581	484,570

		4,191,615

Household Durables 0.4%
Black & Decker Corp. ρ	1,752	110,814
Centex Corp.	3,540	57,419
D.R. Horton, Inc. * ρ	7,878	98,160
Fortune Brands, Inc.	4,406	259,161
Harman International Industries, Inc. ρ	1,668	56,762
KB Home * ρ	2,208	45,926
Leggett & Platt, Inc. ρ	4,768	106,374
Lennar Corp., Class A	4,009	52,718
Newell Rubbermaid, Inc. ρ	7,938	143,678
Pulte Homes, Inc.	6,124	88,859
Snap-On, Inc.	1,653	94,254
Stanley Works	2,247	107,744
Whirlpool Corp. ρ	2,154	175,250

		1,397,119

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	8,861	716,058
Expedia, Inc. *	5,990	105,783

		821,841

Leisure Equipment & Products 0.1%
Eastman Kodak Co. ρ	8,262	133,762
Hasbro, Inc.	3,974	148,627
Mattel, Inc.	10,375	200,549

		482,938

1

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.8%
CBS Corp., Class B	19,523	$315,882
Comcast Corp., Class A *	84,882	1,797,801
DIRECTV Group, Inc. * ρ	20,366	574,525
Gannett Co., Inc. ρ	6,556	116,631
Interpublic Group of Cos.	13,529	127,173
McGraw-Hill Cos.	9,211	394,599
Meredith Corp. ρ	1,061	30,111
New York Times Co., Class A ρ	4,122	53,545
News Corp., Class A	66,020	934,843
Omnicom Group, Inc.	9,182	389,225
Scripps Networks Interactive Inc., Class A * ρ	2,573	106,882
Time Warner, Inc.	102,581	1,679,251
Viacom, Inc., Class B *	18,140	534,767
Walt Disney Co.	54,616	1,766,828
Washington Post Co., Class B ρ	167	99,616

		8,921,679

Multi-line Retail 0.8%
Big Lots, Inc. * ρ	2,340	69,194
Dillard’s, Inc., Class A ρ	1,640	20,943
Family Dollar Stores, Inc.	4,005	99,804
J.C. Penney Co., Inc.	6,365	248,044
Kohl’s Corp. *	8,793	432,352
Macy’s, Inc. *	12,054	250,964
Nordstrom, Inc. ρ	5,037	156,651
Sears Holdings Corp. * ρ	2,006	184,452
Target Corp.	22,317	1,183,247

		2,645,651

Specialty Retail 1.7%
Abercrombie & Fitch Co., Class A ρ	2,492	130,705
AutoNation, Inc. * ρ	3,839	43,573
AutoZone, Inc. *	1,232	169,067
Bed, Bath & Beyond, Inc. * ρ	7,423	227,589
Best Buy Co., Inc. ρ	9,916	443,939
GameStop Corp., Class A *	4,636	203,381
Gap, Inc.	12,867	250,263
Home Depot, Inc.	48,649	1,319,361
Limited Brands, Inc.	8,586	178,589
Lowe’s Cos.	41,962	1,033,944
Office Depot, Inc. *	7,829	55,116
RadioShack Corp.	3,761	71,497
Sherwin-Williams Co. ρ	2,834	165,931
Staples, Inc.	20,128	487,098
Tiffany & Co. ρ	3,611	159,498
TJX Cos.	12,175	441,222

		5,380,773

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	9,784	283,638
Jones Apparel Group, Inc.	2,482	49,292
Liz Claiborne, Inc. ρ	2,717	44,043
Nike, Inc., Class B	10,876	659,194
Polo Ralph Lauren Corp.	1,653	125,430
VF Corp.	2,503	198,363

		1,359,960

2

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.3%
Beverages 2.5%
Anheuser-Busch Companies, Inc.	20,442	$1,387,194
Brown-Forman Corp., Class B	2,418	174,120
Coca-Cola Co.	57,266	2,981,841
Coca-Cola Enterprises, Inc.	8,247	140,776
Constellation Brands, Inc., Class A *	5,601	118,237
Molson Coors Brewing Co., Class B *	4,012	191,172
Pepsi Bottling Group, Inc.	3,881	114,800
PepsiCo, Inc.	45,469	3,113,717

		8,221,857

Food & Staples Retailing 2.8%
Costco Wholesale Corp. *	12,420	832,885
CVS Caremark Corp.	40,976	1,499,722
Kroger Co.	18,966	523,841
Safeway, Inc.	12,556	330,725
SUPERVALU, Inc. ρ	6,086	141,134
Sysco Corp.	17,219	548,081
Wal-Mart Stores, Inc.	66,703	3,940,146
Walgreen Co.	28,394	1,034,393
Whole Foods Market, Inc. ρ	4,019	73,588

		8,924,515

Food Products 1.6%
Archer Daniels Midland Co.	18,460	469,992
Campbell Soup Co.	6,177	227,375
ConAgra Foods, Inc.	13,042	277,403
Dean Foods Co. *	4,356	109,641
General Mills, Inc.	9,605	635,659
H.J. Heinz Co.	9,034	454,591
Hershey Co. ρ	4,816	173,809
Kellogg Co.	7,276	396,106
Kraft Foods, Inc., Class A *	43,461	1,369,456
McCormick & Co., Inc.	3,675	148,654
Sara Lee Corp.	20,248	273,348
Tyson Foods, Inc., Class A	7,838	113,808
Wm. Wrigley Jr. Co.	6,155	489,199

		5,139,041

Household Products 2.5%
Clorox Co.	3,951	233,504
Colgate-Palmolive Co.	14,558	1,106,845
Kimberly-Clark Corp.	11,995	739,852
Procter & Gamble Co.	87,521	6,106,340

		8,186,541

Personal Products 0.2%
Avon Products, Inc.	12,234	523,982
Estee Lauder Cos., Class A	3,279	163,196

		687,178

Tobacco 1.7%
Altria Group, Inc. *	60,039	1,262,620
Lorillard, Inc.	4,986	360,189
Philip Morris International, Inc.	60,468	3,247,132
Reynolds American, Inc.	4,910	260,132
UST, Inc. ρ	4,238	227,114

		5,357,187

3

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 13.7%
Energy Equipment & Services 3.0%
Baker Hughes, Inc.	8,830	$706,488
BJ Services Co.	8,425	226,211
Cameron International Corp. *	6,211	289,371
ENSCO International, Inc. *	4,138	280,474
Halliburton Co.	25,009	1,098,895
Nabors Industries, Ltd. * ρ	8,070	287,292
National Oilwell Varco, Inc. *	11,902	877,534
Noble Corp. *	7,705	387,484
Rowan Companies, Inc. ρ	3,228	119,242
Schlumberger, Ltd.	34,203	3,222,607
Smith International, Inc.	6,185	431,095
Transocean, Inc. *	9,141	1,162,735
Weatherford International, Ltd. *	19,482	751,616

		9,841,044

Oil, Gas & Consumable Fuels 10.7%
Anadarko Petroleum Corp.	13,420	828,417
Apache Corp.	9,563	1,093,816
Cabot Oil & Gas Corp.	2,963	131,676
Chesapeake Energy Corp. ρ	13,788	667,339
Chevron Corp.	59,295	5,118,344
ConocoPhillips *	44,218	3,648,427
Consol Energy, Inc. *	5,240	354,800
Devon Energy Corp. *	12,790	1,305,220
El Paso Corp. * ρ	20,134	337,446
EOG Resources, Inc. *	7,118	743,262
Exxon Mobil Corp. *	151,469	12,119,035
Hess Corp. *	8,055	843,439
Marathon Oil Corp.	20,295	914,696
Massey Energy Co.	2,307	152,170
Murphy Oil Corp.	5,446	427,674
Noble Energy, Inc.	4,937	354,131
Occidental Petroleum Corp.	23,528	1,867,182
Peabody Energy Corp.	7,783	489,940
Range Resources Corp. *	4,429	205,594
Southwestern Energy Co.	9,803	376,141
Spectra Energy Corp.	18,145	480,117
Sunoco, Inc. * ρ	3,350	148,673
Tesoro Corp. ρ	3,948	73,235
Valero Energy Corp. *	15,151	526,649
Williams Cos.	16,753	517,500
XTO Energy, Inc. *	15,386	775,608

		34,500,531

FINANCIALS 15.2%
Capital Markets 3.0%
American Capital, Ltd. * ρ	5,817	126,462
Ameriprise Financial, Inc. *	6,368	286,242
Bank of New York Mellon Corp.	32,790	1,134,862
Charles Schwab Corp.	26,621	638,638
E*TRADE Financial Corp. * ρ	15,401	49,283
Federated Investors, Inc., Class B	2,484	83,065
Franklin Resources, Inc.	4,472	467,324
Goldman Sachs Group, Inc. *	11,301	1,853,025
Invesco, Ltd. *	11,087	284,160
Janus Capital Group, Inc. * ρ	4,200	113,274

4

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc. ρ	4,046	$180,168
Lehman Brothers Holdings, Inc.	19,971	321,333
Merrill Lynch & Co., Inc.	43,903	1,244,650
Morgan Stanley	31,739	1,295,903
Northern Trust Corp.	5,490	441,341
State Street Corp.	12,230	827,604
T. Rowe Price Group, Inc. *	7,445	441,935

		9,789,269

Commercial Banks 2.6%
BB&T Corp. ρ	15,677	470,310
Comerica, Inc. ρ	4,314	121,180
Fifth Third Bancorp ρ	16,477	260,007
First Horizon National Corp. ρ	5,355	60,137
Huntington Bancshares, Inc. ρ	10,498	76,845
KeyCorp ρ	13,919	167,167
M&T Bank Corp. * ρ	2,210	157,661
Marshall & Ilsley Corp. ρ	7,430	114,422
National City Corp.	21,796	109,852
PNC Financial Services Group, Inc. *	9,915	713,384
Regions Financial Corp. * ρ	19,918	184,640
SunTrust Banks, Inc.	10,092	422,754
U.S. Bancorp	49,897	1,589,719
Wachovia Corp. ° ρ	61,284	973,803
Wells Fargo & Co.	94,677	2,865,873
Zions Bancorp ρ	3,083	82,748

		8,370,502

Consumer Finance 0.9%
American Express Co.	33,209	1,317,733
Capital One Financial Corp. * ρ	10,756	474,770
Discover Financial Services	13,741	226,040
MasterCard, Inc., Class A * ρ	2,087	506,202
SLM Corp. *	13,383	220,953

		2,745,698

Diversified Financial Services 3.9%
Bank of America Corp.	130,695	4,069,842
CIT Group, Inc. ρ	8,102	83,532
Citigroup, Inc.	156,069	2,963,750
CME Group, Inc., Class A * ρ	1,922	644,600
IntercontinentalExchange, Inc. *	2,023	178,085
JPMorgan Chase & Co. *	98,990	3,810,125
Leucadia National Corp. ρ	5,070	234,690
Moody’s Corp. ρ	5,822	236,723
NYSE Euronext	7,597	308,362

		12,529,709

Insurance 3.3%
AFLAC, Inc.	13,627	772,651
Allstate Corp.	15,789	712,558
American International Group, Inc.	77,080	1,656,449
AON Corp. *	8,564	406,704
Assurant, Inc. *	2,745	160,390
Chubb Corp.	10,478	503,049
Cincinnati Financial Corp.	4,677	138,626
Genworth Financial, Inc., Class A *	12,409	199,164

5

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Hartford Financial Services Group, Inc.	9,022	$569,108
Lincoln National Corp.	7,434	377,350
Loews Corp.	10,379	450,760
Marsh & McLennan Cos.	14,666	468,285
MBIA, Inc. * ρ	6,085	98,699
MetLife, Inc. *	20,363	1,103,675
Principal Financial Group, Inc. *	7,422	339,853
Progressive Corp.	19,422	358,724
Prudential Financial, Inc.	12,499	921,301
SAFECO Corp.	2,577	174,205
Torchmark Corp.	2,574	153,771
Travelers Companies, Inc.	17,335	765,514
UnumProvident Corp. *	9,929	252,296
XL Capital, Ltd., Class A * ρ	8,716	175,192

		10,758,324

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A * ρ	2,573	91,187
AvalonBay Communities, Inc. ρ	2,207	220,700
Boston Properties, Inc.	3,431	351,575
Developers Diversified Realty Corp. ρ	3,434	115,073
Equity Residential *	7,755	327,261
General Growth Properties, Inc. ρ	7,668	198,831
HCP, Inc. *	7,106	257,379
Host Hotels & Resorts, Inc. * ρ	14,971	214,085
Kimco Realty Corp. * ρ	7,273	270,119
Plum Creek Timber Co., Inc. ρ	4,905	243,386
ProLogis ρ	7,515	323,596
Public Storage, Inc. *	3,540	312,653
Simon Property Group, Inc. ρ	6,443	611,312
Vornado Realty Trust ρ	3,875	385,408

		3,922,565

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A * ρ	4,984	65,141

Thrifts & Mortgage Finance 0.3%
Fannie Mae ρ	30,511	208,695
Freddie Mac ρ	18,540	83,615
Hudson City Bancorp, Inc.	14,882	274,424
MGIC Investment Corp. ρ	3,585	30,150
Sovereign Bancorp, Inc. ρ	13,734	132,671
Washington Mutual, Inc. ρ	42,544	172,303

		901,858

HEALTH CARE 12.6%
Biotechnology 1.6%
Amgen, Inc. *	31,210	1,961,548
Biogen Idec, Inc. *	8,400	427,812
Celgene Corp. *	12,495	865,903
Genzyme Corp. *	7,663	600,013
Gilead Sciences, Inc. *	26,445	1,393,123

		5,248,399

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	17,985	1,218,664
Becton, Dickinson & Co.	6,997	611,398

6

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Boston Scientific Corp. *	38,604	$484,866
C.R. Bard, Inc.	2,846	265,959
Covidien, Ltd. *	14,321	774,336
Hospira, Inc. *	4,561	184,082
Intuitive Surgical, Inc.	1,110	327,750
Medtronic, Inc.	32,194	1,757,792
St. Jude Medical, Inc. *	9,714	445,193
Stryker Corp.	6,847	460,050
Varian Medical Systems, Inc. *	3,601	227,439
Zimmer Holdings, Inc. *	6,636	480,380

		7,237,909

Health Care Providers & Services 2.0%
Aetna, Inc. *	13,898	599,560
AmerisourceBergen Corp.	4,616	189,302
Cardinal Health, Inc. *	10,230	562,446
CIGNA Corp.	8,050	337,134
Coventry Health Care, Inc. *	4,348	152,267
DaVita, Inc. *	3,001	172,227
Express Scripts, Inc. *	7,200	528,552
Humana, Inc. *	4,851	225,087
Laboratory Corp. of America Holdings *	3,191	233,422
McKesson Corp. *	7,949	459,293
Medco Health Solutions, Inc. *	14,525	680,496
Patterson Companies, Inc. *	3,478	113,174
Quest Diagnostics, Inc. * ρ	4,524	244,522
Tenet Healthcare Corp. * ρ	13,735	82,822
UnitedHealth Group, Inc. *	35,224	1,072,571
WellPoint, Inc. *	15,084	796,284

		6,449,159

Health Care Technology 0.0%
IMS Health, Inc.	5,198	115,499

Life Sciences Tools & Services 0.4%
Applied Biosystems, Inc. ρ	4,835	176,429
Millipore Corp. * ρ	1,579	118,441
PerkinElmer, Inc.	3,394	96,424
Thermo Fisher Scientific, Inc. *	11,989	726,054
Waters Corp. *	2,870	195,877

		1,313,225

Pharmaceuticals 6.4%
Abbott Laboratories	44,242	2,540,818
Allergan, Inc.	8,816	492,550
Barr Pharmaceuticals, Inc. *	3,098	209,239
Bristol-Myers Squibb Co.	56,750	1,211,045
Eli Lilly & Co.	28,357	1,322,854
Forest Laboratories, Inc. *	8,737	311,824
Johnson & Johnson	80,790	5,690,040
King Pharmaceuticals, Inc. *	7,070	80,881
Merck & Co., Inc.	61,535	2,194,953
Mylan Laboratories, Inc. * ρ	8,728	112,504
Pfizer, Inc.	193,940	3,706,193
Schering-Plough Corp.	46,482	901,751
Watson Pharmaceuticals, Inc. *	2,994	90,748
Wyeth	38,223	1,654,291

		20,519,691

7

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.4%
Aerospace & Defense 2.8%
Boeing Co.	21,542	$1,412,294
General Dynamics Corp.	11,424	1,054,435
Goodrich Corp.	3,586	183,782
Honeywell International, Inc.	21,257	1,066,464
L-3 Communications Holdings, Inc.	3,516	365,453
Lockheed Martin Corp.	9,683	1,127,489
Northrop Grumman Corp.	9,806	675,143
Precision Castparts Corp.	3,993	412,317
Raytheon Co.	12,126	727,439
Rockwell Collins Corp.	4,608	242,335
United Technologies Corp.	27,899	1,829,895

		9,097,046

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc. * ρ	4,893	254,974
Expeditors International of Washington, Inc.	6,115	220,690
FedEx Corp. *	8,889	736,187
United Parcel Service, Inc., Class B	29,265	1,876,472

		3,088,323

Airlines 0.1%
Southwest Airlines Co.	20,978	319,495

Building Products 0.1%
Masco Corp. ρ	10,369	197,633

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	9,670	129,965
Avery Dennison Corp.	3,053	147,277
Cintas Corp.	3,745	115,346
Equifax, Inc. ρ	3,713	131,180
Monster Worldwide, Inc. * ρ	3,563	69,621
Pitney Bowes, Inc.	5,951	203,226
R.R. Donnelley & Sons Co.	6,086	169,678
Robert Half International, Inc. ρ	4,553	116,557
Waste Management, Inc. *	14,066	494,842

		1,577,692

Construction & Engineering 0.2%
Fluor Corp.	5,086	407,541
Jacobs Engineering Group, Inc. *	3,492	257,780

		665,321

Electrical Equipment 0.4%
Cooper Industries, Inc. * ρ	4,989	237,676
Emerson Electric Co.	22,382	1,047,478
Rockwell Automation, Inc. ρ	4,207	198,612

		1,483,766

Industrial Conglomerates 3.2%
3M Co. *	20,190	1,445,604
General Electric Co.	285,738	8,029,238
Textron, Inc.	7,145	293,659
Tyco International, Ltd. *	13,825	592,816

		10,361,317

Machinery 1.9%
Caterpillar, Inc.	17,624	1,246,545
Cummins, Inc.	5,823	379,427
Danaher Corp.	7,303	595,706

8

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Deere & Co.	12,354	$871,822
Dover Corp.	5,429	268,084
Eaton Corp.	4,719	345,336
Illinois Tool Works, Inc.	11,390	565,058
Ingersoll-Rand Co., Ltd., Class A *	9,110	336,432
ITT Corp.	5,208	332,010
Manitowoc Co. ρ	3,727	93,846
Paccar, Inc.	10,468	450,752
Pall Corp.	3,437	139,577
Parker Hannifin Corp.	4,808	308,048
Terex Corp. *	2,875	144,584

		6,077,227

Road & Rail 1.2%
Burlington Northern Santa Fe Corp. *	8,405	902,697
CSX Corp.	11,607	750,741
Norfolk Southern Corp.	10,772	792,065
Ryder System, Inc.	1,648	106,329
Union Pacific Corp.	14,814	1,242,894

		3,794,726

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	1,864	167,816

INFORMATION TECHNOLOGY 16.3%
Communications Equipment 2.7%
Ciena Corp. * ρ	2,584	44,910
Cisco Systems, Inc. *	169,342	4,072,675
Corning, Inc.	45,148	927,340
JDS Uniphase Corp. * ρ	6,589	66,944
Juniper Networks, Inc. *	15,049	386,759
Motorola, Inc.	64,651	609,012
QUALCOMM, Inc.	46,403	2,443,118
Tellabs, Inc. * ρ	11,393	59,358

		8,610,116

Computers & Peripherals 4.8%
Apple, Inc. *	25,274	4,284,701
Dell, Inc. *	57,935	1,258,928
EMC Corp. *	59,262	905,523
Hewlett-Packard Co.	70,699	3,317,197
International Business Machines Corp.	39,374	4,792,997
Lexmark International, Inc., Class A * ρ	2,522	90,716
NetApp, Inc. *	9,848	250,927
QLogic Corp. * ρ	3,800	70,984
SanDisk Corp. * ρ	6,443	93,166
Sun Microsystems, Inc. *	22,412	201,708
Teradata Corp. *	5,152	126,585

		15,393,432

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	10,323	358,827
Jabil Circuit, Inc.	5,996	101,093
Molex, Inc.	3,991	96,263
Tyco Electronics, Ltd. *	13,704	450,999

		1,007,182

9

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.5%
Akamai Technologies, Inc. *	4,823	$110,447
eBay, Inc. *	31,689	790,007
Google, Inc., Class A *	6,663	3,086,901
VeriSign, Inc. *	5,582	178,456
Yahoo!, Inc. *	39,441	764,367

		4,930,178

IT Services 0.8%
Affiliated Computer Services, Inc., Class A *	2,763	147,102
Automatic Data Processing, Inc.	14,862	659,576
Cognizant Technology Solutions Corp., Class A	8,281	242,799
Computer Sciences Corp. *	4,333	203,781
Convergys Corp. *	3,542	52,244
Fidelity National Information Services, Inc. *	4,922	107,546
Fiserv, Inc. *	4,700	243,742
Paychex, Inc.	9,194	313,331
Total System Services, Inc.	5,681	113,166
Unisys Corp. *	10,213	41,771
Western Union Co.	21,213	585,903

		2,710,961

Office Electronics 0.1%
Xerox Corp.	25,776	359,060

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. * ρ	17,389	109,377
Altera Corp.	8,594	194,568
Analog Devices, Inc.	8,317	232,543
Applied Materials, Inc.	38,857	696,318
Broadcom Corp., Class A *	12,822	308,497
Intel Corp.	164,206	3,755,391
KLA-Tencor Corp.	4,875	180,668
Linear Technology Corp. ρ	6,360	207,590
LSI Corp. *	18,274	121,522
MEMC Electronic Materials, Inc. *	6,529	320,509
Microchip Technology, Inc.	5,302	169,717
Micron Technology, Inc. * ρ	21,811	92,479
National Semiconductor Corp.	6,187	132,587
Novellus Systems, Inc. *	2,863	64,904
NVIDIA Corp. *	15,903	201,014
Teradyne, Inc. *	4,919	45,894
Texas Instruments, Inc.	37,919	929,395
Xilinx, Inc.	8,006	207,996

		7,970,969

Software 3.6%
Adobe Systems, Inc. *	15,246	652,986
Autodesk, Inc. *	6,420	228,103
BMC Software, Inc. *	5,476	178,298
CA, Inc. *	11,193	267,625
Citrix Systems, Inc. *	5,261	159,250
Compuware Corp. *	7,501	85,736
Electronic Arts, Inc. *	9,128	445,538
Intuit, Inc. *	9,202	276,704
Microsoft Corp.	229,609	6,266,030
Novell, Inc. *	10,144	65,226
Oracle Corp. *	113,714	2,493,748
Symantec Corp. *	24,084	537,314

		11,656,558

10

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,039	$554,682
Ashland, Inc.	1,606	65,734
CF Industries Holdings, Inc. *	1,616	246,278
Dow Chemical Co.	26,673	910,349
E.I. DuPont de Nemours & Co.	25,821	1,147,485
Eastman Chemical Co. ρ	2,185	131,799
Ecolab, Inc.	5,031	230,118
Hercules, Inc.	3,243	69,887
International Flavors & Fragrances, Inc.	2,308	92,805
Monsanto Co. *	15,732	1,797,381
PPG Industries, Inc. ρ	4,704	295,693
Praxair, Inc. *	8,976	806,404
Rohm & Haas Co.	3,596	269,880
Sigma-Aldrich Corp.	3,696	209,785

		6,828,280

Construction Materials 0.1%
Vulcan Materials Co. ρ	3,137	234,773

Containers & Packaging 0.1%
Ball Corp.	2,803	128,714
Bemis Co., Inc.	2,857	79,767
Pactiv Corp. *	3,749	100,736
Sealed Air Corp. *	4,591	111,240

		420,457

Metals & Mining 1.1%
AK Steel Holding Corp.	3,211	168,931
Alcoa, Inc.	23,366	750,750
Allegheny Technologies, Inc. * ρ	2,898	142,002
Freeport-McMoRan Copper & Gold, Inc. *	10,986	981,269
Newmont Mining Corp.	13,016	587,022
NuCor Corp.	8,989	471,922
Titanium Metals Corp. ρ	2,802	40,377
United States Steel Corp.	3,375	449,111

		3,591,384

Paper & Forest Products 0.3%
International Paper Co. ρ	12,259	331,606
MeadWestvaco Corp.	4,980	131,870
Weyerhaeuser Co.	6,056	336,048

		799,524

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.8%
AT&T, Inc. *	170,312	5,448,281
CenturyTel, Inc.	3,023	116,779
Embarq Corp.	4,230	199,487
Frontier Communications Corp. * ρ	9,295	116,838
Qwest Communications International, Inc. ρ	43,618	164,876
Verizon Communications, Inc. *	81,720	2,870,006
Windstream Corp. *	12,822	159,249

		9,075,516

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A *	11,369	469,881
Sprint Nextel Corp.	81,731	712,694

		1,182,575

11

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.6%
Electric Utilities 2.2%
Allegheny Energy, Inc.	4,817	$218,355
American Electric Power Co., Inc.	11,513	449,467
Consolidated Edison, Inc. ρ	7,816	319,674
Duke Energy Corp. *	36,253	632,252
Edison International	9,340	428,893
Entergy Corp. *	5,490	567,611
Exelon Corp. *	18,806	1,428,504
FirstEnergy Corp.	8,739	634,801
FPL Group, Inc.	11,700	702,702
Pepco Holdings, Inc.	5,773	146,346
Pinnacle West Capital Corp. ρ	2,885	101,523
PPL Corp. *	10,694	468,076
Progress Energy, Inc.	7,491	327,207
Southern Co.	21,994	824,995

		7,250,406

Gas Utilities 0.1%
Nicor, Inc. ρ	1,294	59,382
Questar Corp.	4,968	257,789

		317,171

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	19,259	293,893
Constellation Energy Group, Inc.	5,114	341,155
Dynegy, Inc., Class A *	14,243	84,888

		719,936

Multi-Utilities 1.1%
Ameren Corp.	6,005	251,369
CenterPoint Energy, Inc. *	9,410	149,431
CMS Energy Corp.	6,458	87,635
Dominion Resources, Inc. (Virginia) *	16,570	721,292
DTE Energy Co.	4,677	197,183
Integrys Energy Group, Inc. * ρ	2,191	114,524
NiSource, Inc. *	7,861	129,549
PG&E Corp. *	10,242	423,302
Public Service Enterprise Group, Inc.	14,577	594,304
Sempra Energy	7,177	415,692
TECO Energy, Inc. ρ	6,042	107,789
Xcel Energy, Inc. * ρ	12,351	253,319

		3,445,389

Total Common Stocks (cost $230,708,444)		321,415,272

	Principal Amount	Value

SHORT-TERM INVESTMENTS 5.6%
U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bills, 1.81%, 09/04/2008 ß ƒ	$150,000	149,985

12

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 5.6%
Evergreen Institutional Money Market Fund, Class I, 2.57% q ø	1,203,869	$1,203,869
Navigator Prime Portfolio, 2.66% § ρρ	16,791,579	16,791,579

		17,995,448

Total Short-Term Investments (cost $18,145,433)		18,145,433

Total Investments (cost $248,853,877) 105.0%		339,560,705
Other Assets and Liabilities (5.0%)		(16,076,879)

Net Assets 100.0%		$323,483,826

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,050,370 at August 31, 2008. The Fund earned $3,064 of income from Wachovia Corporation during the period from June 1, 2008 to August 31, 2008.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

At August 31, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2008	Unrealized Gain (Loss)

September 2008	1 S&P 500 Futures	$320,882	$320,650	$(232)
September 2008	26 S&P Mini 500 Futures	1,667,682	1,667,380	(302)

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $248,964,640. The gross unrealized appreciation and depreciation on securities based on tax cost was $120,211,882 and $29,615,817, respectively, with a net unrealized appreciation of $90,596,065.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

13

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$339,560,705	$(534)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$339,560,705	$(534)

*	Other financial instruments include futures.

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 9.2%
Auto Components 0.2%
BorgWarner, Inc. *	10,199	$421,728
Gentex Corp. ρ	14,369	228,898
Goodyear Tire & Rubber Co.	15,565	305,230
Johnson Controls, Inc.	9,076	280,630
Wabco Holdings, Inc.	6,600	289,080

		1,525,566

Automobiles 0.1%
Harley-Davidson, Inc. ρ	21,137	840,830
Thor Industries, Inc. * ρ	1,058	24,313

		865,143

Distributors 0.0%
LKQ Corp.	13,631	255,309

Diversified Consumer Services 0.4%
Apollo Group, Inc., Class A *	12,824	816,632
DeVry, Inc. *	6,165	317,991
H&R Block, Inc. *	32,740	836,180
Hillenbrand, Inc.	6,282	149,386
ITT Educational Services, Inc. *	3,907	347,371
Strayer Education, Inc.	1,430	300,071
Weight Watchers International, Inc. ρ	3,082	122,047

		2,889,678

Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp. ρ	698	8,509
Brinker International, Inc. *	10,188	192,757
Burger King Holdings, Inc. *	8,071	200,322
Carnival Corp. *	8,953	331,798
Chipotle Mexican Grill, Inc., Class A * ρ	3,318	230,004
Choice Hotels International, Inc. * ρ	1,057	28,528
Darden Restaurants, Inc.	14,092	412,755
International Game Technology	31,153	667,609
Interval Leisure Group, Inc.	478	6,209
Las Vegas Sands Corp. ρ	10,622	503,589
Marriott International, Inc., Class A	29,740	838,965
McDonald’s Corp.	103,451	6,413,962
MGM MIRAGE ρ	11,746	413,342
Orient Express Hotels, Ltd. ρ	3,629	130,281
Panera Bread Co., Class A ρ	2,669	143,432
Penn National Gaming, Inc. ρ	7,462	252,365
Scientific Games Corp., Class A ρ	6,495	195,564
Starbucks Corp. *	73,253	1,139,817
Starwood Hotels & Resorts Worldwide, Inc. * ρ	18,785	680,956
Tim Hortons, Inc. ρ	18,586	584,716
Wendy’s International, Inc.	7,911	192,000
Wynn Resorts, Ltd. ρ	5,752	548,856
Yum! Brands, Inc.	47,668	1,700,794

		15,817,130

Household Durables 0.1%
Garmin, Ltd. ρ	12,890	448,056
Harman International Industries, Inc. ρ	4,367	148,609
NVR, Inc. * ρ	33	19,725
Pulte Homes, Inc. ρ	4,978	72,231

		688,621

1

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	31,689	$2,560,788
HSN, Inc.	478	7,003
IAC/InteractiveCorp.	1,196	19,854
priceline.com, Inc. ρ	3,876	360,390
Ticketmaster	478	10,244

		2,958,279

Leisure Equipment & Products 0.0%
Hasbro, Inc.	5,196	194,330

Media 2.2%
Central European Media Enterprises, Ltd., Class A ρ	3,624	282,346
Clear Channel Outdoor Holdings, Inc. * ρ	3,182	53,362
Comcast Corp., Class A *	82,386	1,744,936
CTC Media, Inc.	5,297	102,762
DIRECTV Group, Inc. *	59,955	1,691,331
DISH Network Corp., Class A *	20,523	578,954
DreamWorks Animation SKG, Inc., Class A *	8,040	256,315
Interpublic Group of Cos. *	40,650	382,110
John Wiley & Sons, Inc., Class A *	4,052	192,794
Lamar Advertising Co., Class A ρ	7,742	287,615
Liberty Global, Inc., Class A * ρ	15,778	555,070
Liberty Media Corp. – Liberty Entertainment, Ser. A	51,989	1,444,774
McGraw-Hill Cos.	16,100	689,724
Morningstar, Inc. ρ	1,624	106,063
News Corp., Class A	93,219	1,319,981
Omnicom Group, Inc.	29,812	1,263,731
Sirius XM Radio, Inc. ρ	298,748	397,335
Time Warner Cable, Inc. ρ	7,784	208,222
Time Warner, Inc. *	39,967	654,260
Viacom, Inc., Class B *	52,852	1,558,077
Walt Disney Co. *	22,238	719,399
Warner Music Group Corp. * ρ	1,418	12,166

		14,501,327

Multi-line Retail 0.9%
Big Lots, Inc. * ρ	8,188	242,119
Dollar Tree Stores, Inc.	9,055	347,350
Family Dollar Stores, Inc. *	1,096	27,312
Kohl’s Corp. *	23,686	1,164,641
Nordstrom, Inc. ρ	18,311	569,472
Target Corp.	73,479	3,895,857

		6,246,751

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A ρ	8,698	456,210
Advance Auto Parts, Inc.	9,588	412,667
American Eagle Outfitters, Inc. *	12,173	183,204
AnnTaylor Stores Corp. *	2,192	53,222
AutoZone, Inc. *	4,138	567,858
Bed, Bath & Beyond, Inc. * ρ	21,442	657,412
Best Buy Co., Inc. * ρ	33,605	1,504,496
CarMax, Inc. * ρ	22,004	325,659
Dick’s Sporting Goods, Inc. * ρ	8,498	194,519
GameStop Corp., Class A *	16,428	720,696
Gap, Inc.	24,198	470,651
Guess?, Inc.	6,069	226,192

2

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Limited Brands, Inc. ρ	18,745	$389,896
Lowe’s Cos.	7,356	181,252
O’Reilly Automotive, Inc.	4,921	143,300
PETsMART, Inc.	12,811	345,513
Ross Stores, Inc.	13,411	539,256
Sherwin-Williams Co. ρ	10,126	592,877
Staples, Inc.	60,052	1,453,258
Tiffany & Co. ρ	12,687	560,385
TJX Cos.	42,735	1,548,716
Urban Outfitters, Inc.	11,424	406,923
Williams-Sonoma, Inc. ρ	1,438	25,438

		11,959,600

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	34,342	995,574
Hanesbrands, Inc. ρ	9,465	225,646
Nike, Inc., Class B *	35,597	2,157,534
Phillips-Van Heusen Corp.	4,528	172,336
Polo Ralph Lauren Corp.	5,642	428,115

		3,979,205

CONSUMER STAPLES 12.2%
Beverages 3.3%
Anheuser-Busch Companies, Inc.	39,607	2,687,731
Brown-Forman Corp., Class B *	6,189	445,670
Central European Distribution Corp. *	4,098	236,414
Coca-Cola Co.	164,777	8,579,938
Hansen Natural Corp. ρ	7,283	200,137
PepsiCo, Inc.	150,021	10,273,438

		22,423,328

Food & Staples Retailing 3.4%
Costco Wholesale Corp. *	43,595	2,923,481
CVS Caremark Corp. *	77,667	2,842,612
Kroger Co.	29,376	811,365
Sysco Corp.	60,438	1,923,742
Wal-Mart Stores, Inc.	182,190	10,761,963
Walgreen Co.	92,088	3,354,766
Whole Foods Market, Inc. ρ	14,108	258,317

		22,876,246

Food Products 0.7%
Campbell Soup Co. *	10,959	403,401
Dean Foods Co.	10,634	267,658
General Mills, Inc.	2,866	189,672
H.J. Heinz Co. *	17,600	885,632
Hershey Co. ρ	7,795	281,321
Kellogg Co.	14,365	782,031
McCormick & Co., Inc.	4,236	171,346
Tyson Foods, Inc., Class A	3,117	45,259
Wm. Wrigley Jr. Co.	20,529	1,631,645

		4,657,965

Household Products 2.1%
Church & Dwight Co. *	6,689	418,062
Clorox Co. *	4,286	253,303
Colgate-Palmolive Co. *	51,097	3,884,905

3

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products continued
Energizer Holdings, Inc. * ρ	5,785	$491,378
Kimberly-Clark Corp.	17,305	1,067,372
Procter & Gamble Co.	113,971	7,951,757

		14,066,777

Personal Products 0.4%
Alberto-Culver Co. *	1,137	29,744
Avon Products, Inc.	42,942	1,839,206
Bare Escentuals, Inc. * ρ	6,103	75,921
Estee Lauder Cos., Class A * ρ	9,851	490,284
Herbalife, Ltd. ρ	6,552	308,599
NBTY, Inc.	2,633	87,521

		2,831,275

Tobacco 2.3%
Altria Group, Inc.	157,632	3,315,001
Lorillard, Inc.	9,171	662,513
Philip Morris International, Inc. *	212,245	11,397,557

		15,375,071

ENERGY 11.1%
Energy Equipment & Services 5.5%
Atwood Oceanics, Inc.	5,624	228,672
Baker Hughes, Inc. *	30,994	2,479,830
Cameron International Corp. *	21,801	1,015,709
Diamond Offshore Drilling, Inc.	6,921	760,687
Dresser-Rand Group, Inc. *	8,654	351,006
ENSCO International, Inc. ρ	13,551	918,487
FMC Technologies, Inc.	12,885	690,121
Global Industries, Ltd. ρ	7,401	71,568
Halliburton Co.	87,781	3,857,097
Key Energy Services, Inc.	2,105	35,364
Nabors Industries, Ltd. *	3,994	142,186
National Oilwell Varco, Inc. *	41,776	3,080,144
Noble Corp. *	27,044	1,360,043
Oceaneering International, Inc. *	5,546	346,126
Oil States International, Inc.	3,305	183,857
Patterson-UTI Energy, Inc.	9,603	272,917
Pride International, Inc. *	12,104	464,915
Rowan Companies, Inc. ρ	3,966	146,504
Schlumberger, Ltd. *	120,052	11,311,299
SEACOR Holdings, Inc. ρ	243	21,420
Smith International, Inc.	21,709	1,513,117
Superior Energy Services, Inc.	8,124	382,153
Tetra Technologies, Inc.	7,505	166,161
Tidewater, Inc. * ρ	274	16,624
Transocean, Inc. *	32,086	4,081,339
Unit Corp. *	3,621	245,250
Weatherford International, Ltd. *	68,382	2,638,178

		36,780,774

Oil, Gas & Consumable Fuels 5.6%
Alpha Natural Resources, Inc.	7,074	701,033
Arch Coal, Inc. *	14,503	786,643
Cabot Oil & Gas Corp. *	4,721	209,801
Chesapeake Energy Corp. * ρ	23,242	1,124,913
CNX Gas Corp.	2,779	84,315

4

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Consol Energy, Inc. *	18,391	$1,245,255
Continental Resources, Inc. * ρ	2,994	150,209
Denbury Resources, Inc. *	24,752	616,077
El Paso Corp. ρ	15,123	253,461
Encore Aquisition Co. *	1,351	69,658
EOG Resources, Inc.	18,789	1,961,947
Exxon Mobil Corp.	98,357	7,869,544
Foundation Coal Holdings, Inc. *	4,565	270,020
Frontier Oil Corp. *	10,459	202,591
Frontline, Ltd. ρ	4,901	296,069
Helix Energy Solutions, Inc. *	793	24,401
Hess Corp. *	28,305	2,963,817
Holly Corp. ρ	4,296	137,472
Mariner Energy, Inc.	6,449	187,601
Massey Energy Co.	8,107	534,738
Murphy Oil Corp.	19,116	1,501,179
Noble Energy, Inc. *	1,109	79,549
Occidental Petroleum Corp.	82,584	6,553,866
Patriot Coal Corp. *	7,786	466,849
Peabody Energy Corp.	27,320	1,719,794
Petrohawk Energy Corp.	23,815	824,237
Plains Exploration & Production Co. *	9,865	531,723
Quicksilver Resources, Inc.	10,419	252,036
Range Resources Corp. *	15,528	720,810
SandRidge Energy, Inc. ρ	10,477	366,695
Southwestern Energy Co. *	34,409	1,320,273
St. Mary Land & Exploration Co. *	2,557	107,956
Sunoco, Inc. * ρ	6,984	309,950
Tesoro Corp. * ρ	4,033	74,812
W&T Offshore, Inc. ρ	3,035	106,711
Walter Industries, Inc.	5,609	526,124
Whiting Petroleum Corp. *	4,258	409,790
Williams Cos.	58,805	1,816,486
XTO Energy, Inc. *	6,068	305,888

		37,684,293

FINANCIALS 5.0%
Capital Markets 1.7%
Affiliated Managers Group, Inc.	4,119	392,211
BlackRock, Inc. * ρ	1,279	277,863
Charles Schwab Corp.	94,018	2,255,492
E*TRADE Financial Corp. * ρ	7,489	23,965
Eaton Vance Corp. *	10,310	368,170
Federated Investors, Inc., Class B *	8,781	293,637
Franklin Resources, Inc. *	8,250	862,125
GLG Partners, Inc. ρ	4,938	40,936
Goldman Sachs Group, Inc. *	4,205	689,494
INVESCO, Ltd. *	4,915	125,971
Investment Technology Group, Inc.	4,026	128,832
Janus Capital Group, Inc. *	15,234	410,861
Lazard, Ltd.	6,908	292,830
MF Global, Ltd. ρ	4,518	33,298
Morgan Stanley *	6,573	268,375
Northern Trust Corp.	20,002	1,607,961
SEI Investments Co.	13,550	320,051

5

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
State Street Corp.	11,334	$766,972
T. Rowe Price Group, Inc. * ρ	26,132	1,551,195
TD Ameritrade Holding Corp.	24,462	499,759
Waddell & Reed Financial, Inc., Class A	8,722	280,848

		11,490,846

Consumer Finance 1.4%
American Express Co. *	84,985	3,372,205
MasterCard, Inc., Class A * ρ	7,313	1,773,768
SLM Corp. *	41,620	687,146
Visa, Inc., Class A *	45,046	3,418,991

		9,252,110

Diversified Financial Services 0.5%
CME Group, Inc., Class A *	4,757	1,595,402
IntercontinentalExchange, Inc. *	7,101	625,101
MSCI, Inc., Class A	4,428	132,176
NASDAQ OMX Group, Inc. ρ	7,413	242,331
NYSE Euronext	16,052	651,551

		3,246,561

Insurance 0.5%
AFLAC, Inc.	47,830	2,711,961
Axis Capital Holdings, Ltd.	3,487	116,571
Brown & Brown, Inc. * ρ	2,770	56,286
Erie Indemnity Co., Class A *	257	11,886
Philadelphia Consolidated Holding Co. *	2,015	120,356
Prudential Financial, Inc.	7,508	553,415
TransAtlantic Holdings, Inc. *	651	39,125
W.R. Berkley Corp. *	736	17,340

		3,626,940

Real Estate Investment Trusts 0.7%
Apartment Investment & Management Co., Class A ρ	2,799	99,197
Camden Property Trust * ρ	3,385	165,222
Digital Realty Trust, Inc. ρ	4,921	225,726
Essex Property Trust, Inc.	557	65,364
Federal Realty Investment Trust * ρ	1,739	131,955
General Growth Properties, Inc. ρ	12,029	311,912
HCP, Inc.	2,988	108,225
Health Care REIT, Inc. * ρ	1,079	55,968
Kilroy Realty Corp. * ρ	293	14,665
Macerich Co. ρ	7,521	465,775
Nationwide Health Properties, Inc.	892	30,703
Plum Creek Timber Co., Inc. ρ	5,613	278,517
Rayonier, Inc.	971	43,685
Simon Property Group, Inc. ρ	22,615	2,145,711
Taubman Centers, Inc. ρ	5,314	257,942
Ventas, Inc.	2,296	104,284

		4,504,851

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A * ρ	6,010	78,551
Forest City Enterprises, Inc., Class A * ρ	7,468	214,780
St. Joe Co. * ρ	7,816	291,302

		584,633

6

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial *	792	$34,626
Freddie Mac ρ	59,674	269,130
Hudson City Bancorp, Inc.	18,126	334,244
Tree.com, Inc.	79	600

		638,600

HEALTH CARE 13.2%
Biotechnology 2.7%
Abraxis BioScience, Inc.	692	50,862
Amylin Pharmaceuticals, Inc. ρ	13,793	303,170
Biogen Idec, Inc. *	29,211	1,487,716
BioMarin Pharmaceutical, Inc. * ρ	9,916	298,868
Celgene Corp. *	43,858	3,039,360
Cephalon, Inc. * ρ	6,816	522,242
Gen-Probe, Inc. *	5,434	324,682
Genentech, Inc. *	46,739	4,615,476
Genzyme Corp. *	26,898	2,106,114
Gilead Sciences, Inc. *	92,821	4,889,810
ImClone Systems, Inc.	3,581	230,616
Vertex Pharmaceuticals, Inc. *	14,144	379,908

		18,248,824

Health Care Equipment & Supplies 3.5%
Advanced Medical Optics, Inc. ρ	4,484	96,989
Baxter International, Inc. *	63,129	4,277,621
Beckman Coulter, Inc. *	5,112	377,368
Becton, Dickinson & Co. *	24,559	2,145,965
Boston Scientific Corp. *	9,786	122,912
C.R. Bard, Inc. *	9,990	933,566
Dentsply International, Inc.	14,976	586,910
Edwards Lifesciences Corp. *	5,520	326,839
Hill-Rom Holdings, Inc. * ρ	853	25,539
Hologic, Inc.	12,872	273,144
Hospira, Inc. *	2,305	93,030
IDEXX Laboratories, Inc.	6,068	341,628
Intuitive Surgical, Inc.	3,894	1,149,781
Inverness Medical Innovations, Inc.	3,950	140,304
Kinetic Concepts, Inc.	5,688	199,990
Medtronic, Inc.	113,002	6,169,909
ResMed, Inc.	7,775	363,870
St. Jude Medical, Inc. *	34,173	1,566,149
Stryker Corp.	30,953	2,079,732
Varian Medical Systems, Inc. *	12,640	798,342
Zimmer Holdings, Inc. *	15,653	1,133,121

		23,202,709

Health Care Providers & Services 2.2%
Aetna, Inc.	31,367	1,353,172
AmerisourceBergen Corp.	1,977	81,077
Cardinal Health, Inc. *	26,860	1,476,763
CIGNA Corp. *	3,928	164,505
Community Health Systems, Inc. *	2,179	75,197
Coventry Health Care, Inc. *	3,113	109,017
DaVita, Inc. *	8,765	503,023
Express Scripts, Inc. *	21,177	1,554,604
Health Management Associates, Inc., Class A	16,205	94,151

7

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Health Net, Inc. *	583	$16,120
Henry Schein, Inc. *	8,429	492,928
Humana, Inc. *	9,671	448,734
Laboratory Corp. of America Holdings	11,199	819,207
Lincare Holdings, Inc.	6,710	221,430
McKesson Corp.	20,033	1,157,507
Medco Health Solutions, Inc. *	50,981	2,388,460
Omnicare, Inc. ρ	783	25,252
Patterson Companies, Inc. *	12,209	397,281
Pediatrix Medical Group, Inc. *	4,059	231,160
Quest Diagnostics, Inc. ρ	13,069	706,379
Tenet Healthcare Corp. * ρ	27,287	164,541
UnitedHealth Group, Inc. *	45,621	1,389,159
VCA Antech, Inc.	8,488	260,921
Wellcare Group, Inc.	4,197	175,267
WellPoint, Inc. *	5,136	271,129

		14,576,984

Health Care Technology 0.1%
Cerner Corp. * ρ	6,802	313,232
HLTH Corp.	5,302	66,010
IMS Health, Inc.	3,978	88,391
WebMD Health Corp., Class A * ρ	782	24,758

		492,391

Life Sciences Tools & Services 0.7%
Applied Biosystems, Inc.	16,971	619,272
Charles River Laboratories International, Inc. *	3,112	204,178
Covance, Inc. *	6,325	596,701
Illumina, Inc.	6,171	531,508
Invitrogen Corp. * ρ	2,827	120,034
Millipore Corp. *	5,543	415,780
PerkinElmer, Inc. *	5,325	151,283
Pharmaceutical Product Development, Inc.	10,751	438,641
Techne Corp.	3,888	300,037
Thermo Fisher Scientific, Inc. *	14,308	866,493
Waters Corp. *	10,073	687,482

		4,931,409

Pharmaceuticals 4.0%
Abbott Laboratories	155,290	8,918,305
Allergan, Inc. *	30,690	1,714,650
APP Pharmaceuticals, Inc. *	2,511	59,435
Barr Pharmaceuticals, Inc. *	3,219	217,411
Bristol-Myers Squibb Co. *	181,863	3,880,957
Eli Lilly & Co.	9,553	445,648
Endo Pharmaceuticals Holdings, Inc. *	10,973	249,307
Forest Laboratories, Inc. *	2,668	95,221
Johnson & Johnson	74,580	5,252,669
Merck & Co., Inc.	61,773	2,203,443
Mylan Laboratories, Inc. * ρ	5,637	72,661
Perrigo Co.	7,838	274,252
Schering-Plough Corp.	163,151	3,165,129
Sepracor, Inc. ρ	10,845	199,548
Warner Chilcott, Ltd., Class A ρ	9,236	147,776
Watson Pharmaceuticals, Inc. *	5,191	157,339

		27,053,751

8

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 13.5%
Aerospace & Defense 3.3%
Alliant Techsystems, Inc. * ρ	1,437	$151,216
BE Aerospace, Inc. *	9,276	222,160
Boeing Co. *	75,613	4,957,188
Goodrich Corp.	12,585	644,981
Honeywell International, Inc.	74,614	3,743,384
L-3 Communications Holdings, Inc.	9,566	994,290
Lockheed Martin Corp.	33,088	3,852,767
Northrop Grumman Corp.	8,777	604,296
Precision Castparts Corp.	14,017	1,447,395
Raytheon Co.	15,451	926,906
Rockwell Collins Corp. *	16,174	850,591
United Technologies Corp.	55,818	3,661,103

		22,056,277

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc. *	17,161	894,260
Expeditors International of Washington, Inc.	21,462	774,563
United Parcel Service, Inc., Class B	68,823	4,412,931
UTi Worldwide, Inc.	9,052	181,945

		6,263,699

Airlines 0.1%
AMR Corp. * ρ	12,626	130,427
Copa Holdings SA, Class A	2,201	84,034
Delta Air Lines, Inc. * ρ	14,865	120,852

		335,313

Building Products 0.0%
Lennox International, Inc.	4,694	173,678
USG Corp. *	3,730	103,545

		277,223

Commercial Services & Supplies 0.8%
Brink’s Co. *	4,082	284,842
ChoicePoint, Inc. *	6,189	301,157
Copart, Inc. *	6,736	296,451
Corporate Executive Board Co.	3,431	124,888
Corrections Corporation of America *	11,146	296,484
Covanta Holding Corp. *	12,137	337,651
Dun & Bradstreet Corp. *	3,976	365,673
Equifax, Inc. *	6,946	245,402
FTI Consulting, Inc. * ρ	5,046	370,377
IHS, Inc., Class A	4,356	279,481
Manpower, Inc.	607	29,172
Monster Worldwide, Inc. * ρ	12,031	235,086
Pitney Bowes, Inc.	18,882	644,820
Republic Services, Inc.	14,425	474,150
Robert Half International, Inc. ρ	14,382	368,179
Stericycle, Inc.	8,675	514,428
Waste Management, Inc.	14,022	493,294

		5,661,535

Construction & Engineering 0.7%
AECOM Technology Corp. *	9,117	291,379
Fluor Corp. *	17,852	1,430,481
Foster Wheeler, Ltd.	14,504	720,704
Jacobs Engineering Group, Inc. *	12,256	904,738
KBR, Inc.	13,856	340,165

9

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering continued
Quanta Services, Inc. ρ	13,440	$429,273
Shaw Group, Inc.	8,342	413,263
URS Corp. *	1,529	73,331

		4,603,334

Electrical Equipment 1.2%
Ametek, Inc.	10,736	521,125
Cooper Industries, Inc.	13,325	634,803
Emerson Electric Co. *	78,563	3,676,748
First Solar, Inc. *	4,494	1,243,265
General Cable Corp. ρ	5,307	261,211
Hubbell, Inc., Class B	2,457	106,904
Rockwell Automation, Inc.	14,766	697,103
Roper Industries, Inc.	8,996	531,484
SunPower Corp., Class A * ρ	4,055	395,565

		8,068,208

Industrial Conglomerates 1.2%
3M Co. *	70,867	5,074,077
Carlisle Cos. * ρ	669	21,669
McDermott International, Inc.	22,788	791,427
Textron, Inc.	25,079	1,030,747
Tyco International, Ltd.	25,184	1,079,890

		7,997,810

Machinery 3.2%
AGCO Corp. *	6,701	412,983
Bucyrus International, Inc. *	7,534	526,250
Caterpillar, Inc. *	61,896	4,377,904
Cummins, Inc. *	20,438	1,331,740
Danaher Corp. *	18,036	1,471,197
Deere & Co. *	43,363	3,060,127
Donaldson Co., Inc. ρ	7,839	344,210
Dover Corp. *	16,673	823,313
Eaton Corp. *	7,486	547,825
Flowserve Corp. *	2,626	346,947
Graco, Inc. * ρ	6,095	232,524
Harsco Corp.	8,479	446,335
IDEX Corp.	7,364	272,983
Illinois Tool Works, Inc.	2,406	119,362
Ingersoll-Rand Co., Ltd., Class A	5,517	203,743
ITT Corp.	13,857	883,384
John Bean Technologies Corp. *	2,783	36,179
Joy Global, Inc.	10,893	773,839
Kennametal, Inc.	1,631	57,460
Lincoln Electric Holdings, Inc.	2,932	236,818
Manitowoc Co. ρ	13,082	329,405
Oshkosh Truck Corp.	5,226	80,585
Paccar, Inc.	36,742	1,582,110
Pall Corp.	12,343	501,249
Parker Hannifin Corp.	16,878	1,081,373
SPX Corp.	5,374	640,849
Timken Co.	424	13,704
Toro Co. ρ	3,770	154,080
Valmont Industries, Inc.	1,904	203,233

		21,091,711

10

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 0.0%
Kirby Corp.	5,427	$248,502

Road & Rail 1.8%
Burlington Northern Santa Fe Corp. *	28,321	3,041,675
Con-Way, Inc. *	752	36,923
CSX Corp. *	40,722	2,633,899
Hertz Global Holdings, Inc.	1,786	16,985
J.B. Hunt Transport Services, Inc. ρ	8,208	299,182
Kansas City Southern *	7,492	385,314
Landstar System, Inc. *	5,307	260,149
Norfolk Southern Corp.	10,927	803,462
Ryder System, Inc. *	1,903	122,782
Union Pacific Corp.	51,997	4,362,548

		11,962,919

Trading Companies & Distributors 0.3%
Fastenal Co. * ρ	12,994	674,779
GATX Corp. *	554	24,282
MSC Industrial Direct Co., Class A ρ	4,454	226,842
W.W. Grainger, Inc. * ρ	7,698	693,051
Wesco International, Inc.	3,107	119,433

		1,738,387

INFORMATION TECHNOLOGY 28.0%
Communications Equipment 4.3%
Brocade Communications Systems, Inc.	5,336	39,593
Ciena Corp. * ρ	8,760	152,249
Cisco Systems, Inc. *	594,391	14,295,104
CommScope, Inc. * ρ	7,028	344,161
Corning, Inc. *	158,471	3,254,994
Echostar Corp. * ρ	304	9,527
F5 Networks, Inc. * ρ	8,241	281,101
Harris Corp.	13,554	709,687
JDS Uniphase Corp. * ρ	12,116	123,099
Juniper Networks, Inc. *	52,822	1,357,525
QUALCOMM, Inc.	162,877	8,575,474

		29,142,514

Computers & Peripherals 7.8%
Apple, Inc. *	88,711	15,039,176
Dell, Inc. *	182,690	3,969,854
Diebold, Inc. *	5,535	219,463
EMC Corp. *	145,192	2,218,534
Hewlett-Packard Co.	248,065	11,639,210
International Business Machines Corp.	138,203	16,823,451
NCR Corp.	15,186	401,822
NetApp, Inc. *	34,566	880,742
SanDisk Corp. * ρ	4,455	64,419
Seagate Technology, Inc.	23,605	351,950
Teradata Corp.	8,860	217,690
Western Digital Corp.	22,278	607,298

		52,433,609

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	36,731	1,276,770
Amphenol Corp., Class A	17,646	838,538
Arrow Electronics, Inc. *	840	27,880

11

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Avnet, Inc. *	6,628	$194,532
AVX Corp. ρ	413	4,741
Dolby Laboratories, Inc., Class A	5,075	206,552
Flir Systems, Inc. *	13,817	493,267
Itron, Inc.	3,435	355,797
Jabil Circuit, Inc.	10,145	171,045
Mettler-Toledo International, Inc.	3,495	367,674
Molex, Inc. ρ	3,858	93,055
National Instruments Corp.	5,700	183,996
Tech Data Corp. *	755	25,776
Trimble Navigation, Ltd. ρ	12,211	413,342

		4,652,965

Internet Software & Services 2.7%
Akamai Technologies, Inc. *	16,929	387,674
eBay, Inc. *	111,656	2,783,584
Equinix, Inc.	3,290	264,845
Google, Inc., Class A *	23,830	11,040,201
Sohu.com, Inc. ρ	2,850	214,605
VeriSign, Inc. *	19,592	626,356
Yahoo!, Inc. *	138,667	2,687,367

		18,004,632

IT Services 2.0%
Accenture, Ltd., Class A	60,095	2,485,529
Affiliated Computer Services, Inc., Class A *	2,501	133,153
Alliance Data Systems Corp. *	6,770	434,905
Automatic Data Processing, Inc. *	52,165	2,315,083
Broadridge Financial Solutions, Inc. *	14,094	281,457
Cognizant Technology Solutions Corp., Class A *	29,068	852,274
DST Systems, Inc. * ρ	3,653	225,573
Fidelity National Information Services, Inc.	4,457	97,385
Fiserv, Inc. *	16,496	855,482
Genpact, Ltd. ρ	5,813	82,254
Global Payments, Inc.	8,004	385,873
Hewitt Associates, Inc., Class A	9,800	394,058
Iron Mountain, Inc.	18,004	520,496
Lender Processing Services, Inc.	2,228	74,192
Metavante Technologies, Inc.	9,035	213,587
NeuStar, Inc., Class A	7,804	187,374
Paychex, Inc.	32,562	1,109,713
SAIC, Inc.	3,117	62,496
Total System Services, Inc.	16,452	327,724
Unisys Corp. *	19,752	80,786
Western Union Co.	74,458	2,056,530

		13,175,924

Office Electronics 0.0%
Zebra Technologies Corp., Class A	6,110	190,754

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	7,630	47,993
Altera Corp. *	30,166	682,958
Analog Devices, Inc. *	29,193	816,236
Applied Materials, Inc.	136,204	2,440,776
Atmel Corp.	28,603	119,847
Broadcom Corp., Class A *	51,729	1,244,600

12

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Cree, Inc. * ρ	3,726	$86,853
Cypress Semiconductor Corp. * ρ	15,150	491,163
Integrated Device Technology, Inc.	7,756	82,136
Intel Corp.	497,981	11,388,826
International Rectifier Corp. *	1,605	33,545
Intersil Corp., Class A	4,247	99,507
KLA-Tencor Corp.	16,017	593,590
Lam Research Corp.	11,507	422,997
Linear Technology Corp. ρ	22,324	728,655
LSI Corp. *	48,620	323,323
Marvell Technology Group, Ltd.	48,808	688,681
MEMC Electronic Materials, Inc. *	22,916	1,124,946
Microchip Technology, Inc.	18,610	595,706
Micron Technology, Inc. * ρ	9,570	40,577
National Semiconductor Corp.	23,080	494,604
Novellus Systems, Inc. *	3,025	68,577
NVIDIA Corp. *	55,819	705,552
ON Semiconductor Corp. *	39,913	377,976
Rambus, Inc. ρ	10,508	184,836
Silicon Laboratories, Inc.	4,901	165,213
Teradyne, Inc. *	10,825	100,997
Texas Instruments, Inc.	133,097	3,262,207
Varian Semiconductor Equipment Associates, Inc. *	7,461	240,990
Xilinx, Inc.	28,100	730,038

		28,383,905

Software 6.3%
Activision Blizzard, Inc.	29,860	980,005
Adobe Systems, Inc. *	53,513	2,291,962
Amdocs, Ltd.	8,363	252,479
Ansys, Inc.	8,520	377,862
Autodesk, Inc. *	22,482	798,785
BMC Software, Inc. *	19,219	625,771
CA, Inc.	18,250	436,358
Citrix Systems, Inc. *	18,468	559,026
Compuware Corp. *	15,455	176,651
Electronic Arts, Inc. *	32,040	1,563,872
FactSet Research Systems, Inc. * ρ	4,297	269,465
Intuit, Inc. *	32,301	971,291
McAfee, Inc.	13,670	540,785
Microsoft Corp.	807,804	22,044,971
Novell, Inc. *	15,944	102,520
Nuance Communications, Inc.	17,345	274,051
Oracle Corp. *	391,880	8,593,928
Red Hat, Inc. * ρ	19,182	402,822
Salesforce.com, Inc.	10,579	592,636
VMware, Inc., Class A ρ	4,173	165,668

		42,020,908

MATERIALS 4.3%
Chemicals 2.8%
Air Products & Chemicals, Inc.	21,197	1,946,944
Airgas, Inc.	8,332	493,588
Albemarle Corp.	9,203	365,727
Celanese Corp., Ser. A	13,217	509,647
CF Industries Holdings, Inc. *	5,673	864,565

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Chemtura Corp.	1,974	$13,009
Ecolab, Inc. *	17,558	803,103
FMC Corp.	2,914	214,296
Huntsman Corp.	1,763	23,007
International Flavors & Fragrances, Inc.	8,100	325,701
Intrepid Potash, Inc. * ρ	1,966	93,110
Monsanto Co. *	55,219	6,308,771
Mosaic Co.	15,624	1,667,706
Nalco Holding Co.	13,176	301,335
PPG Industries, Inc.	1,816	114,154
Praxair, Inc. *	31,507	2,830,589
Rohm & Haas Co.	11,265	845,438
Scotts Miracle-Gro Co., Class A *	3,428	91,665
Sigma-Aldrich Corp.	6,836	388,011
Terra Industries, Inc.	9,195	462,049
Valhi, Inc. * ρ	228	4,179

		18,666,594

Construction Materials 0.1%
Eagle Materials, Inc. ρ	3,895	118,914
Martin Marietta Materials, Inc. ρ	3,851	434,778
Vulcan Materials Co. * ρ	1	75

		553,767

Containers & Packaging 0.1%
AptarGroup, Inc.	1,273	51,416
Ball Corp.	1,476	67,778
Crown Holdings, Inc. *	16,151	448,029
Greif, Inc., Class A	3,353	231,726
Owens-Illinois, Inc. *	4,798	213,991
Packaging Corporation of America *	2,434	62,675

		1,075,615

Metals & Mining 1.3%
AK Steel Holding Corp.	11,271	592,967
Alcoa, Inc.	63,726	2,047,516
Allegheny Technologies, Inc. * ρ	10,173	498,477
Carpenter Technology Corp.	295	11,449
Century Aluminum Co. *	1,735	84,599
Cleveland-Cliffs, Inc. *	10,738	1,086,900
Newmont Mining Corp.	43,930	1,981,243
NuCor Corp.	6,778	355,845
Schnitzer Steel Industries, Inc., Class A * ρ	280	19,155
Southern Copper Corp.	22,134	565,081
Steel Dynamics, Inc.	4,867	120,848
Titanium Metals Corp. ρ	1,585	22,840
United States Steel Corp.	11,217	1,492,646

		8,879,566

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
Embarq Corp. *	7,468	352,191
Frontier Communications Corp. * ρ	7,243	91,045
Level 3 Communications, Inc. ρ	156,158	535,622
Qwest Communications International, Inc. ρ	75,217	284,320
Windstream Corp.	22,413	278,369

		1,541,547

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	39,904	$1,649,232
Clearwire Corp. * ρ	6,035	59,445
Crown Castle International Corp. *	5,883	220,024
Leap Wireless International, Inc. ρ	466	20,811
MetroPCS Communications, Inc. ρ	24,511	413,501
NII Holdings, Inc.	16,861	885,540
SBA Communications Corp., Class A *	10,934	381,925
Telephone & Data Systems, Inc.	4,447	170,765
U.S. Cellular Corp. *	698	36,505

		3,837,748

UTILITIES 2.0%
Electric Utilities 1.0%
Allegheny Energy, Inc.	16,908	766,440
DPL, Inc. * ρ	880	21,841
Entergy Corp.	13,643	1,410,550
Exelon Corp.	33,004	2,506,984
Mirant Corp. ρ	11,957	353,688
NRG Energy, Inc. * ρ	8,950	336,878
PPL Corp. *	37,536	1,642,951
Sierra Pacific Resources	6,214	69,845

		7,109,177

Gas Utilities 0.2%
Energen Corp. *	1,363	76,110
Equitable Resources, Inc. *	13,168	657,215
Questar Corp.	6,608	342,889

		1,076,214

Independent Power Producers & Energy Traders 0.4%
AES Corp. *	67,599	1,031,561
Calpine Corp. *	35,623	641,214
Constellation Energy Group, Inc. *	16,424	1,095,645

		2,768,420

Multi-Utilities 0.4%
CenterPoint Energy, Inc.	20,909	332,035
Public Service Enterprise Group, Inc.	51,167	2,086,078

		2,418,113

Total Common Stocks (cost $501,417,412)		666,664,167

EXCHANGE TRADED FUND 0.5%
iShares Russell 1000 Growth Index Fund ρ (cost $3,267,776)	60,410	3,303,219

	Principal Amount	Value

SHORT-TERM INVESTMENTS 5.8%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
1.62%, 11/20/2008 ƒ ß	$25,000	24,911
1.63%, 11/20/2008 ƒ ß	10,000	9,964
1.64%, 11/20/2008 ƒ ß	14,000	13,950
1.90%, 09/11/2008 ƒ ß	50,000	49,976

		98,801

15

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund, Class I, 2.57% q ø	811,958	$811,958
Navigator Prime Portfolio, 2.66% § ρρ	37,970,074	37,970,074

		38,782,032

Total Short-Term Investments (cost $38,880,833)		38,880,833

Total Investments (cost $543,566,021) 105.6%		708,848,219
Other Assets and Liabilities (5.6%)		(37,505,241)

Net Assets 100.0%		$671,342,978

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

At August 31, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2008	Unrealized Gain (Loss)

September 2008	21 E-Mini S&P 500 Futures	$1,350,807	$1,346,730	$(4,077)

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $543,770,937. The gross unrealized appreciation and depreciation on securities based on tax cost was $190,864,189 and $25,786,907, respectively, with a net unrealized appreciation of $165,077,282.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$708,848,219	$(4,077)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$708,848,219	$(4,077)

*	Other financial instruments include futures contracts.

17

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 8.6%
Auto Components 0.3%
Autoliv, Inc.	6,891	$264,545
BorgWarner, Inc.	1,399	57,849
Federal-Mogul Corp. *	2,154	35,218
Goodyear Tire & Rubber Co. *	8,146	159,743
Johnson Controls, Inc.	47,729	1,475,781
TRW Automotive Holdings Corp. *	4,762	91,335

		2,084,471

Automobiles 0.2%
Ford Motor Co. * ρ	205,632	917,119
General Motors Corp. ρ	46,235	462,350
Harley-Davidson, Inc. ρ	2,513	99,967
Thor Industries, Inc. ρ	2,372	54,508

		1,533,944

Distributors 0.1%
Genuine Parts Co.	15,538	659,122

Diversified Consumer Services 0.1%
Career Education Corp. *	8,495	159,281
Service Corporation International	24,769	252,892
Weight Watchers International, Inc.	509	20,156

		432,329

Hotels, Restaurants & Leisure 0.5%
Boyd Gaming Corp. ρ	4,737	57,744
Carnival Corp.	32,929	1,220,349
Choice Hotels International, Inc.	1,892	51,065
International Speedway Corp., Class A	3,076	122,025
Interval Leisure Group, Inc. *	3,044	39,542
McDonald’s Corp.	9,999	619,938
MGM MIRAGE * ρ	694	24,422
Orient Express Hotels, Ltd. ρ	557	19,996
Royal Caribbean Cruises, Ltd. ρ	13,079	355,487
Wyndham Worldwide Corp.	16,776	323,441

		2,834,009

Household Durables 0.9%
Black & Decker Corp. ρ	5,798	366,723
Centex Corp. ρ	11,716	190,034
D.R. Horton, Inc.	29,960	373,302
Fortune Brands, Inc.	14,577	857,419
Harman International Industries, Inc. ρ	1,402	47,710
Jarden Corp. * ρ	6,446	165,469
KB Home ρ	7,162	148,970
Leggett & Platt, Inc. ρ	15,776	351,963
Lennar Corp., Class A ρ	12,930	170,029
M.D.C. Holdings, Inc. ρ	3,248	134,630
Mohawk Industries, Inc. * ρ	5,294	365,551
Newell Rubbermaid, Inc.	26,263	475,360
NVR, Inc. * ρ	363	216,976
Pulte Homes, Inc. ρ	15,447	224,136
Snap-On, Inc.	5,468	311,785
Stanley Works	7,434	356,460
Toll Brothers, Inc. * ρ	12,359	307,492
Whirlpool Corp. ρ	7,126	579,771

		5,643,780

1

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.2%
Expedia, Inc. *	19,684	$347,619
HSN, Inc. *	3,044	44,595
IAC/InteractiveCorp.	7,611	126,342
Liberty Media Holding Corp. – Interactive, Ser. A *	56,325	765,457
Ticketmaster *	3,044	65,233

		1,349,246

Leisure Equipment & Products 0.2%
Eastman Kodak Co. ρ	27,337	442,586
Hasbro, Inc.	6,792	254,021
Mattel, Inc.	34,327	663,541

		1,360,148

Media 3.6%
Cablevision Systems Corp., Class A ρ	21,025	678,477
CBS Corp., Class B	55,938	905,077
Clear Channel Outdoor Holdings, Inc. * ρ	846	14,187
Comcast Corp., Class A	188,295	3,988,088
Discovery Holding Co., Class A *	26,674	539,615
E.W. Scripps Co., Class A ρ	2,744	19,949
Gannett Co., Inc. ρ	21,690	385,865
Hearst-Argyle Television, Inc. ρ	2,164	42,847
Interpublic Group of Cos. *	6,446	60,592
Liberty Global, Inc., Class A * ρ	16,307	573,680
McClatchy Co., Class A ρ	1	4
McGraw-Hill Cos.	15,298	655,366
Meredith Corp. ρ	3,739	106,113
New York Times Co., Class A ρ	13,637	177,145
News Corp., Class A	131,804	1,866,345
Omnicom Group, Inc.	2,278	96,565
Regal Entertainment Group, Class A ρ	7,570	126,873
Scripps Networks Interactive, Inc., Class A ρ	8,235	342,082
Time Warner Cable, Inc. * ρ	7,396	197,843
Time Warner, Inc.	301,725	4,939,238
Viacom, Inc., Class B *	3,236	95,397
Virgin Media, Inc.	27,883	317,866
Walt Disney Co.	159,741	5,167,621
Warner Music Group Corp. ρ	3,967	34,037
Washington Post Co., Class B ρ	584	348,356

		21,679,228

Multi-line Retail 0.6%
Family Dollar Stores, Inc.	12,216	304,423
J.C. Penney Co., Inc.	21,039	819,890
Kohl’s Corp. *	6,974	342,911
Macy’s, Inc.	39,965	832,071
Saks, Inc. * ρ	13,693	156,100
Sears Holdings Corp. * ρ	5,597	514,644
Target Corp.	5,535	293,466

		3,263,505

Specialty Retail 1.7%
American Eagle Outfitters, Inc.	4,941	74,362
AnnTaylor Stores Corp. *	3,533	85,781
AutoNation, Inc. * ρ	10,905	123,772
Barnes & Noble, Inc. ρ	3,431	84,849

2

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Bed Bath & Beyond, Inc. *	4,347	$133,279
Foot Locker, Inc.	14,680	239,137
Gap, Inc.	23,363	454,410
Home Depot, Inc.	160,297	4,347,255
Limited Brands, Inc.	9,348	194,438
Lowe’s Cos.	131,735	3,245,950
O’Reilly Automotive, Inc. *	8,104	235,989
Office Depot, Inc. *	25,903	182,357
OfficeMax, Inc.	7,200	88,128
Penske Automotive Group, Inc. ρ	3,862	51,172
RadioShack Corp.	12,444	236,560
Staples, Inc.	9,989	241,734
Williams-Sonoma, Inc. ρ	7,624	134,869

		10,154,042

Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc.	8,213	163,110
Liz Claiborne, Inc. ρ	8,990	145,728
Phillips-Van Heusen Corp.	604	22,988
VF Corp.	8,281	656,270

		988,096

CONSUMER STAPLES 8.2%
Beverages 1.5%
Anheuser-Busch Companies, Inc.	30,300	2,056,158
Brown-Forman Corp., Class B	2,060	148,341
Coca-Cola Co.	64,993	3,384,186
Coca-Cola Enterprises, Inc.	30,199	515,497
Constellation Brands, Inc., Class A *	17,544	370,354
Dr. Pepper Snapple Group, Inc. *	24,044	594,127
Molson Coors Brewing Co., Class B	10,958	522,149
Pepsi Bottling Group, Inc.	13,012	384,895
PepsiAmericas, Inc.	5,508	129,052
PepsiCo, Inc.	9,026	618,100

		8,722,859

Food & Staples Retailing 1.3%
BJ’s Wholesale Club, Inc. *	5,666	215,478
CVS Caremark Corp.	62,364	2,282,522
Kroger Co.	34,958	965,540
Rite Aid Corp. * ρ	48,209	58,333
Safeway, Inc.	41,544	1,094,269
SUPERVALU, Inc. ρ	20,134	466,908
Wal-Mart Stores, Inc.	41,072	2,426,123
Walgreen Co.	7,140	260,110

		7,769,283

Food Products 2.5%
Archer Daniels Midland Co.	61,075	1,554,969
Bunge, Ltd.	11,528	1,030,142
Campbell Soup Co.	10,372	381,793
ConAgra Foods, Inc.	42,967	913,908
Corn Products International, Inc.	7,030	314,874
Dean Foods Co. *	2,860	71,986
Del Monte Foods Co.	18,711	159,418
General Mills, Inc.	29,076	1,924,250
H.J. Heinz Co.	13,302	669,357

3

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Hershey Co. ρ	7,231	$260,967
Hormel Foods Corp.	6,741	240,384
J.M. Smucker Co.	5,272	285,900
Kellogg Co.	10,173	553,818
Kraft Foods, Inc., Class A	139,419	4,393,093
McCormick & Co., Inc.	6,683	270,327
Sara Lee Corp.	66,992	904,392
Smithfield Foods, Inc. * ρ	11,065	222,517
Tyson Foods, Inc., Class A	23,534	341,714
Wm. Wrigley Jr. Co.	3,229	256,641

		14,750,450

Household Products 2.4%
Clorox Co.	9,034	533,909
Kimberly-Clark Corp.	23,376	1,441,832
Procter & Gamble Co.	182,140	12,707,908

		14,683,649

Personal Products 0.0%
Alberto-Culver Co.	7,236	189,294
NBTY, Inc. *	2,563	85,194

		274,488

Tobacco 0.5%
Altria Group, Inc.	50,058	1,052,720
Lorillard, Inc.	7,852	567,228
Reynolds American, Inc.	16,246	860,713
UST, Inc. ρ	14,022	751,439

		3,232,100

ENERGY 15.5%
Energy Equipment & Services 0.7%
BJ Services Co.	27,873	748,390
ENSCO International, Inc.	917	62,154
Exterran Holdings, Inc. * ρ	6,225	284,545
Global Industries, Ltd. * ρ	3,958	38,274
Helmerich & Payne, Inc.	9,895	565,202
Hercules Offshore, Inc. *	8,428	186,006
Key Energy Services, Inc. *	9,900	166,320
Nabors Industries, Ltd. * ρ	22,937	816,557
Oil States International, Inc. *	1,583	88,062
Patterson-UTI Energy, Inc.	5,595	159,010
Pride International, Inc. *	4,503	172,960
Rowan Companies, Inc. ρ	6,943	256,475
SEACOR Holdings, Inc. * ρ	1,748	154,086
Tidewater, Inc. ρ	4,703	285,331
Unit Corp. *	1,060	71,794

		4,055,166

Oil, Gas & Consumable Fuels 14.8%
Anadarko Petroleum Corp.	44,401	2,740,874
Apache Corp.	31,640	3,618,983
Cabot Oil & Gas Corp.	5,352	237,843
Chesapeake Energy Corp. ρ	32,863	1,590,569
Chevron Corp.	196,183	16,934,517
Cimarex Energy Co.	7,858	436,433
ConocoPhillips	146,298	12,071,048

4

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Devon Energy Corp.	42,318	$4,318,552
El Paso Corp.	52,359	877,537
Encore Aquisition Co. *	3,781	194,948
EOG Resources, Inc.	5,841	609,917
Exxon Mobil Corp.	408,436	32,678,965
Forest Oil Corp. * ρ	8,418	479,153
Helix Energy Solutions, Inc. *	7,947	244,529
Marathon Oil Corp.	67,147	3,026,315
Mariner Energy, Inc. * ρ	2,248	65,394
Newfield Exploration Co. *	12,496	565,069
Noble Energy, Inc.	15,289	1,096,680
Overseas Shipholding Group, Inc. ρ	2,316	166,150
Petrohawk Energy Corp. *	1,357	46,966
Pioneer Natural Resources Co.	11,338	716,222
Plains Exploration & Production Co. *	897	48,348
Spectra Energy Corp.	60,035	1,588,526
St. Mary Land & Exploration Co.	3,425	144,604
Sunoco, Inc. ρ	4,500	199,710
Teekay Shipping Corp. ρ	4,005	142,418
Tesoro Corp. ρ	9,262	171,810
Valero Energy Corp.	50,128	1,742,449
XTO Energy, Inc.	46,752	2,356,768

		89,111,297

FINANCIALS 26.2%
Capital Markets 4.2%
Allied Capital Corp. ρ	16,949	249,998
American Capital, Ltd. ρ	19,244	418,365
Ameriprise Financial, Inc.	21,071	947,141
Bank of New York Mellon Corp.	108,489	3,754,804
BlackRock, Inc. ρ	448	97,328
E*TRADE Financial Corp. * ρ	32,822	105,030
Franklin Resources, Inc.	6,841	714,885
Goldman Sachs Group, Inc.	33,426	5,480,861
INVESCO, Ltd.	32,140	823,748
Investment Technology Group, Inc. *	352	11,264
Janus Capital Group, Inc.	1,081	29,155
Jefferies Group, Inc. ρ	11,935	229,271
Legg Mason, Inc. ρ	13,199	587,752
Lehman Brothers Holdings, Inc. ρ	65,863	1,059,736
Merrill Lynch & Co., Inc.	145,021	4,111,345
MF Global, Ltd. * ρ	4,979	36,695
Morgan Stanley	98,816	4,034,657
Northern Trust Corp.	2,025	162,790
Raymond James Financial, Inc. ρ	9,063	279,412
State Street Corp.	29,785	2,015,551

		25,149,788

Commercial Banks 5.1%
Associated Banc-Corp. ρ	12,082	211,435
BancorpSouth, Inc. ρ	7,812	179,832
Bank of Hawaii Corp. ρ	4,546	240,392
BB&T Corp. ρ	51,867	1,556,010
BOK Financial Corp. ρ	2,111	91,955
City National Corp.	3,800	188,062
Comerica, Inc. ρ	14,274	400,957

5

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Commerce Bancshares, Inc.	5,598	$251,910
Cullen/Frost Bankers, Inc.	5,576	310,472
Fifth Third Bancorp ρ	47,661	752,090
First Citizens Bancshares, Inc., Class A	573	85,045
First Horizon National Corp. ρ	18,568	208,519
Fulton Financial Corp. ρ	16,504	175,933
Huntington Bancshares, Inc. ρ	34,734	254,253
KeyCorp ρ	46,688	560,723
M&T Bank Corp. ρ	6,235	444,805
Marshall & Ilsley Corp. ρ	24,584	378,594
National City Corp. ρ	72,133	363,550
PNC Financial Services Group, Inc.	32,803	2,360,176
Popular, Inc. ρ	26,655	217,238
Regions Financial Corp. ρ	65,901	610,902
SunTrust Banks, Inc.	33,511	1,403,776
Synovus Financial Corp. ρ	26,643	245,116
TCF Financial Corp. ρ	11,997	188,953
U.S. Bancorp	165,090	5,259,767
UnionBanCal Corp.	4,515	332,665
Valley National Bancorp ρ	12,691	253,947
Wachovia Corp. ρ °	204,837	3,254,860
Wells Fargo & Co.	313,248	9,482,017
Whitney Holding Corp. ρ	6,083	131,697
Wilmington Trust Corp. ρ	6,382	149,785
Zions Bancorp ρ	10,201	273,795

		30,819,231

Consumer Finance 0.5%
American Express Co.	15,372	609,961
AmeriCredit Corp. * ρ	10,927	115,608
Capital One Financial Corp. ρ	35,586	1,570,766
Discover Financial Services	45,463	747,866
SLM Corp. *	5,048	83,343
Student Loan Corp.	374	44,098

		3,171,642

Diversified Financial Services 6.5%
Bank of America Corp.	432,419	13,465,528
Citigroup, Inc.	516,369	9,805,847
CIT Group, Inc. ρ	26,806	276,370
CME Group, Inc., Class A	1,877	629,508
JPMorgan Chase & Co.	327,463	12,604,051
Leucadia National Corp. ρ	16,841	779,570
Liberty Media Corp. – Capital, Ser. A	10,571	171,779
Moody’s Corp. ρ	18,683	759,651
NASDAQ OMX Group, Inc. * ρ	5,834	190,713
NYSE Euronext	10,004	406,062

		39,089,079

Insurance 6.2%
Alleghany Corp. *	483	154,560
Allied World Assurance Co. Holdings, Ltd.	4,633	178,926
Allstate Corp.	52,240	2,357,591
American International Group, Inc.	220,342	4,735,150

6

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
American National Insurance Co.	1,492	$142,411
AON Corp.	26,336	1,250,697
Arch Capital Group, Ltd. *	4,361	304,223
Arthur J. Gallagher & Co.	8,802	233,077
Assurant, Inc.	11,214	655,234
Axis Capital Holdings, Ltd.	10,822	361,779
Brown & Brown, Inc. ρ	8,360	169,875
Chubb Corp.	34,666	1,664,315
Cincinnati Financial Corp.	13,820	409,625
CNA Financial Corp. ρ	2,603	72,988
Conseco, Inc. *	17,514	157,101
Endurance Specialty Holdings, Ltd.	4,955	161,632
Erie Indemnity Co., Class A	2,789	128,991
Everest Re Group, Ltd.	5,874	482,432
Fidelity National Financial, Inc. ρ	20,288	284,641
First American Corp.	8,774	221,719
Genworth Financial, Inc., Class A	41,057	658,965
Hartford Financial Services Group, Inc.	29,850	1,882,938
HCC Insurance Holdings, Inc.	10,936	275,368
Lincoln National Corp.	24,594	1,248,391
Loews Corp.	29,775	1,293,128
Markel Corp. *	942	348,540
Marsh & McLennan Cos.	48,522	1,549,307
MBIA, Inc. ρ	20,277	328,893
Mercury General Corp. ρ	2,523	128,522
MetLife, Inc.	42,848	2,322,362
Nationwide Financial Services, Inc., Class A	4,378	225,204
Old Republic International Corp.	21,864	238,974
OneBeacon Insurance Group, Ltd. ρ	2,293	49,070
PartnerRe, Ltd.	5,148	354,749
Philadelphia Consolidated Holding Co. *	3,527	210,668
Principal Financial Group, Inc.	24,556	1,124,419
Progressive Corp.	64,261	1,186,901
Protective Life Corp.	6,622	240,312
Prudential Financial, Inc.	34,070	2,511,300
Reinsurance Group of America, Inc. ρ	2,818	135,715
RenaissanceRe Holdings, Ltd.	5,808	294,524
SAFECO Corp.	8,530	576,628
StanCorp Financial Group, Inc.	4,644	227,602
The Hanover Insurance Group, Inc.	4,875	230,246
Torchmark Corp.	8,518	508,865
TransAtlantic Holdings, Inc.	1,944	116,834
Travelers Companies, Inc.	57,355	2,532,797
Unitrin, Inc.	3,905	99,695
Universal American Financial Corp.	7,464	212,948
UnumProvident Corp.	32,851	834,744
W.R. Berkley Corp.	12,905	304,042
Wesco Financial Corp.	127	47,117
White Mountains Insurance Group, Ltd.	839	396,763
XL Capital, Ltd., Class A	31,377	630,678

		37,454,176

7

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, Inc.	3,043	$327,762
AMB Property Corp.	9,293	421,809
Annaly Capital Management, Inc.	51,001	762,975
Apartment Investment & Management Co., Class A ρ	5,873	208,139
AvalonBay Communities, Inc. ρ	7,301	730,100
Boston Properties, Inc.	11,353	1,163,342
Brandywine Realty Trust	8,309	144,577
BRE Properties, Inc. ρ	4,567	220,266
Camden Property Trust ρ	1,850	90,298
CapitalSource, Inc. ρ	18,438	231,950
CBL & Associates Properties, Inc. ρ	6,290	136,430
Developers Diversified Realty Corp.	11,361	380,707
Digital Realty Trust, Inc. ρ	2,183	100,134
Douglas Emmett, Inc. ρ	11,503	272,276
Duke Realty Corp.	13,913	348,242
Equity Residential	25,657	1,082,725
Essex Property Trust, Inc. ρ	1,896	222,496
Federal Realty Investment Trust ρ	3,937	298,740
General Growth Properties, Inc. ρ	10,176	263,864
HCP, Inc.	21,052	762,503
Health Care REIT, Inc. ρ	7,985	414,182
Hospitality Properties Trust	8,911	202,101
Host Hotels & Resorts, Inc.	49,532	708,308
HRPT Properties Trust	21,383	162,083
iStar Financial, Inc. ρ	12,748	71,261
Kilroy Realty Corp. ρ	2,828	141,541
Kimco Realty Corp. ρ	20,454	759,662
Liberty Property Trust	8,794	332,061
Mack-Cali Realty Corp.	6,230	251,817
Nationwide Health Properties, Inc.	8,299	285,652
Plum Creek Timber Co., Inc. ρ	10,939	542,793
ProLogis ρ	24,865	1,070,687
Public Storage, Inc.	12,000	1,059,840
Rayonier, Inc.	6,525	293,560
Regency Centers Corp. ρ	6,632	410,985
SL Green Realty Corp.	5,536	476,096
UDR, Inc.	12,163	301,399
Ventas, Inc.	10,274	466,645
Vornado Realty Trust ρ	12,908	1,283,830
Weingarten Realty Investors ρ	7,055	233,168

		17,637,006

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A * ρ	10,614	138,725
Jones Lang LaSalle, Inc.	3,021	150,446
St. Joe Co.	1,403	52,290

		341,461

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	7,983	174,429
Capitol Federal Financial	1,340	58,585
Fannie Mae ρ	100,949	690,491
Freddie Mac ρ	5,091	22,960
Hudson City Bancorp, Inc.	32,153	592,901
MGIC Investment Corp. ρ	11,862	99,760
New York Community Bancorp, Inc. ρ	32,516	536,189

8

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
People’s United Financial, Inc.	32,815	$588,045
Sovereign Bancorp, Inc. ρ	42,083	406,522
TFS Financial Corp. ρ	9,865	120,550
Tree.com, Inc. *	507	3,853
Washington Federal, Inc.	8,327	143,474
Washington Mutual, Inc. ρ	161,180	652,779
Webster Financial Corp. ρ	4,979	106,152

		4,196,690

HEALTH CARE 11.5%
Biotechnology 1.1%
Amgen, Inc. *	103,261	6,489,954
ImClone Systems, Inc. *	2,346	151,082

		6,641,036

Health Care Equipment & Supplies 1.0%
Advanced Medical Optics, Inc. *	677	14,644
Beckman Coulter, Inc.	1,145	84,524
Boston Scientific Corp. *	132,693	1,666,624
Cooper Cos. ρ	4,267	157,154
Covidien, Ltd.	47,383	2,561,999
Hill-Rom Holdings, Inc. ρ	5,110	152,993
Hologic, Inc. *	12,134	257,483
Hospira, Inc. *	12,917	521,330
Inverness Medical Innovations, Inc. *	3,635	129,115
Zimmer Holdings, Inc. *	7,202	521,353

		6,067,219

Health Care Providers & Services 1.7%
Aetna, Inc.	16,416	708,186
AmerisourceBergen Corp.	13,409	549,903
Brookdale Senior Living, Inc. ρ	3,413	75,257
Cardinal Health, Inc.	8,530	468,979
CIGNA Corp.	22,932	960,392
Community Health Systems, Inc. *	7,074	244,124
Coventry Health Care, Inc. *	11,451	401,014
DaVita, Inc. *	1,668	95,727
Health Management Associates, Inc., Class A *	7,799	45,312
Health Net, Inc. *	9,627	266,187
Henry Schein, Inc. *	616	36,024
Humana, Inc. *	6,933	321,691
Lifepoint Hospitals, Inc. * ρ	5,141	173,457
Lincare Holdings, Inc. *	618	20,394
McKesson Corp.	7,416	428,496
Omnicare, Inc. ρ	9,369	302,150
Pediatrix Medical Group, Inc. *	649	36,961
Quest Diagnostics, Inc. ρ	2,686	145,178
Tenet Healthcare Corp. * ρ	19,723	118,930
UnitedHealth Group, Inc.	73,537	2,239,202
Universal Health Services, Inc., Class B	4,477	276,589
WellPoint, Inc. *	45,066	2,379,034

		10,293,187

Health Care Technology 0.1%
HLTH Corp. *	12,417	154,592
IMS Health, Inc.	13,450	298,859

		453,451

9

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc. *	3,528	$231,472
Invitrogen Corp. *	5,822	247,202
PerkinElmer, Inc.	6,210	176,426
Thermo Fisher Scientific, Inc. *	26,180	1,585,461

		2,240,561

Pharmaceuticals 7.2%
APP Pharmaceuticals, Inc. *	263	6,225
Barr Pharmaceuticals, Inc. *	7,216	487,369
Bristol-Myers Squibb Co.	16,335	348,589
Eli Lilly & Co.	85,786	4,001,917
Endo Pharmaceuticals Holdings, Inc. *	1,060	24,083
Forest Laboratories, Inc. *	26,391	941,895
Johnson & Johnson	197,000	13,874,710
King Pharmaceuticals, Inc. *	23,391	267,593
Merck & Co., Inc.	145,366	5,185,205
Mylan Laboratories, Inc. * ρ	23,563	303,727
Pfizer, Inc.	641,667	12,262,256
Watson Pharmaceuticals, Inc. * ρ	5,013	151,944
Wyeth	126,465	5,473,405

		43,328,918

INDUSTRIALS 9.8%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc. * ρ	1,767	185,941
BE Aerospace, Inc. *	658	15,759
DRS Technologies, Inc. ρ	3,929	312,827
General Dynamics Corp.	37,796	3,488,571
L-3 Communications Holdings, Inc.	2,618	272,115
Northrop Grumman Corp.	24,170	1,664,105
Raytheon Co.	25,557	1,533,165
Spirit AeroSystems Holdings, Inc., Class A *	9,928	226,358
United Technologies Corp.	39,692	2,603,398

		10,302,239

Air Freight & Logistics 0.4%
FedEx Corp.	29,409	2,435,653
UTi Worldwide, Inc.	906	18,211

		2,453,864

Airlines 0.3%
AMR Corp. * ρ	11,759	121,470
Continental Airlines, Inc., Class B *	10,414	169,228
Copa Holdings SA, Class A	756	28,864
Delta Air Lines, Inc. * ρ	13,790	112,113
Northwest Airlines Corp. *	23,134	226,251
Southwest Airlines Co.	69,406	1,057,053

		1,714,979

Building Products 0.2%
Armstrong World Industries, Inc. ρ	1,913	71,374
Masco Corp.	34,307	653,892
Owens Corning, Inc. * ρ	7,232	174,942
USG Corp. *	2,865	79,532

		979,740

10

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	36,095	$485,117
Avery Dennison Corp.	10,100	487,224
Cintas Corp.	12,492	384,754
Corrections Corporation of America *	1,352	35,963
Dun & Bradstreet Corp.	1,546	142,186
Equifax, Inc.	5,737	202,688
Manpower, Inc.	6,956	334,305
Pitney Bowes, Inc.	1,890	64,543
R.R. Donnelley & Sons Co.	20,136	561,392
Republic Services, Inc.	1,087	35,730
Steelcase, Inc., Class A ρ	5,881	65,279
Waste Management, Inc.	33,323	1,172,303

		3,971,484

Construction & Engineering 0.1%
AECOM Technology Corp. *	1,008	32,216
KBR, Inc.	3,044	74,730
Quanta Services, Inc. * ρ	3,615	115,463
URS Corp. *	6,565	314,857

		537,266

Electrical Equipment 0.1%
Cooper Industries, Inc. ρ	3,945	187,940
Hubbell, Inc., Class B	2,996	130,356
Thomas & Betts Corp. *	5,514	254,085

		572,381

Industrial Conglomerates 4.6%
Carlisle Cos. ρ	5,157	167,035
General Electric Co.	945,390	26,565,459
Teleflex, Inc.	3,756	242,525
Tyco International, Ltd.	22,001	943,403

		27,918,422

Machinery 1.2%
AGCO Corp. *	2,384	146,926
Crane Co.	4,809	176,586
Danaher Corp.	7,252	591,546
Dover Corp.	2,245	110,858
Eaton Corp.	8,555	626,055
Flowserve Corp.	2,989	394,907
Gardner Denver, Inc. *	4,979	224,752
IDEX Corp.	867	32,140
Illinois Tool Works, Inc.	42,209	2,093,988
Ingersoll-Rand Co., Ltd., Class A	24,518	905,450
ITT Corp.	4,170	265,837
Kennametal, Inc.	5,749	202,537
Lincoln Electric Holdings, Inc.	1,289	104,113
Oshkosh Corp. ρ	2,142	33,030
Pentair, Inc. ρ	9,399	345,413
Terex Corp. *	9,570	481,275
Timken Co.	7,434	240,267
Trinity Industries, Inc. ρ	7,678	276,254

		7,251,934

Marine 0.0%
Alexander & Baldwin, Inc. ρ	3,918	175,252

11

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.4%
Avis Budget Group, Inc. *	9,588	$73,060
Con-Way, Inc.	3,616	177,546
Hertz Global Holdings, Inc. *	28,922	275,048
Kansas City Southern *	1,561	80,282
Norfolk Southern Corp.	25,340	1,863,250
Ryder System, Inc.	3,659	236,079

		2,705,265

Trading Companies & Distributors 0.1%
GATX Corp.	4,097	179,572
United Rentals, Inc. * ρ	5,624	91,053
Wesco International, Inc. *	1,067	41,015

		311,640

INFORMATION TECHNOLOGY 3.2%
Communications Equipment 0.5%
ADC Telecommunications, Inc. *	11,162	114,411
Brocade Communications Systems, Inc. *	30,641	227,356
EchoStar Corp. * ρ	3,689	115,613
JDS Uniphase Corp. * ρ	9,886	100,442
Motorola, Inc.	213,904	2,014,976
Tellabs, Inc. * ρ	37,695	196,391

		2,769,189

Computers & Peripherals 0.5%
Diebold, Inc.	1,023	40,562
EMC Corp. *	59,214	904,790
Lexmark International, Inc., Class A *	8,344	300,134
NCR Corp.	1,573	41,622
QLogic Corp. *	12,574	234,882
SanDisk Corp. * ρ	17,117	247,512
Seagate Technology, Inc.	23,721	353,680
Sun Microsystems, Inc. *	74,151	667,359
Teradata Corp. *	8,693	213,587

		3,004,128

Electronic Equipment & Instruments 0.5%
Arrow Electronics, Inc. *	10,848	360,045
Avnet, Inc. *	8,017	235,299
AVX Corp. ρ	4,300	49,364
Ingram Micro, Inc., Class A *	15,946	301,539
Jabil Circuit, Inc.	10,277	173,270
Molex, Inc.	9,213	222,218
Tech Data Corp. *	4,302	146,870
Tyco Electronics, Ltd.	45,340	1,492,139
Vishay Intertechnology, Inc. *	17,674	157,122

		3,137,866

IT Services 0.3%
Affiliated Computer Services, Inc., Class A *	6,154	327,639
Computer Sciences Corp. *	14,335	674,175
Convergys Corp. *	11,720	172,870
DST Systems, Inc. * ρ	792	48,906
Fidelity National Information Services, Inc.	14,305	312,564
Genpact, Ltd. *	307	4,344

12

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Lender Processing Services, Inc.	7,153	$238,195
SAIC, Inc. *	14,549	291,707
Unisys Corp. *	15,172	62,054

		2,132,454

Office Electronics 0.2%
Xerox Corp.	85,281	1,187,964
Zebra Technologies Corp., Class A *	407	12,707

		1,200,671

Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. * ρ	50,343	316,657
Atmel Corp. *	15,298	64,099
Cree, Inc. *	4,992	116,364
Fairchild Semiconductor International, Inc. *	11,816	148,173
Integrated Device Technology, Inc. *	8,936	94,632
Intel Corp.	73,887	1,689,796
International Rectifier Corp. *	5,365	112,128
Intersil Corp., Class A	7,737	181,278
KLA-Tencor Corp.	1,032	38,246
Lam Research Corp. *	1,008	37,054
LSI Corp. *	14,631	97,296
Micron Technology, Inc. * ρ	63,143	267,726
Novellus Systems, Inc. *	6,621	150,098
Teradyne, Inc. *	6,070	56,633

		3,370,180

Software 0.6%
Amdocs, Ltd. *	10,753	324,633
CA, Inc.	19,634	469,449
Cadence Design Systems, Inc. *	24,457	195,411
Compuware Corp. *	10,250	117,157
McAfee, Inc. *	1,464	57,916
Novell, Inc. *	18,369	118,113
Symantec Corp. *	79,684	1,777,750
Synopsys, Inc. *	13,445	289,471

		3,349,900

MATERIALS 4.0%
Chemicals 1.8%
Ashland, Inc.	5,969	244,311
Cabot Corp.	6,113	169,147
Celanese Corp., Ser. A	1,862	71,799
Chemtura Corp.	21,109	139,108
Cytec Industries, Inc.	4,518	229,515
Dow Chemical Co.	88,249	3,011,938
E.I. DuPont de Nemours & Co.	85,430	3,796,509
Eastman Chemical Co.	7,231	436,174
FMC Corp.	4,350	319,899
Huntsman Corp.	13,727	179,137
Intrepid Potash, Inc. * ρ	1,421	67,299
Lubrizol Corp.	6,462	342,421
Nalco Holding Co.	978	22,367
PPG Industries, Inc.	13,852	870,737
Rohm & Haas Co.	1,948	146,197
RPM International, Inc.	12,245	264,492
Scotts Miracle-Gro Co., Class A	869	23,237

13

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Sigma-Aldrich Corp.	5,783	$328,243
Valhi, Inc. ρ	345	6,324
Valspar Corp.	9,502	224,817

		10,893,671

Construction Materials 0.1%
Eagle Materials, Inc. ρ	449	13,708
Martin Marietta Materials, Inc. ρ	290	32,741
Vulcan Materials Co. ρ	10,380	776,839

		823,288

Containers & Packaging 0.5%
AptarGroup, Inc.	5,251	212,088
Ball Corp.	7,883	361,987
Bemis Co., Inc. ρ	9,452	263,900
Owens-Illinois, Inc. *	11,291	503,579
Packaging Corporation of America	7,552	194,464
Pactiv Corp. *	12,405	333,322
Sealed Air Corp.	15,189	368,030
Smurfit-Stone Container Corp. *	24,267	122,548
Sonoco Products Co.	9,437	326,143
Temple-Inland, Inc. ρ	10,075	168,353

		2,854,414

Metals & Mining 1.1%
Alcoa, Inc.	17,240	553,921
Carpenter Technology Corp.	3,932	152,601
Century Aluminum Co. *	1,662	81,039
Commercial Metals Co.	10,824	281,749
Freeport-McMoRan Copper & Gold, Inc.	36,348	3,246,603
NuCor Corp.	23,605	1,239,263
Reliance Steel & Aluminum Co.	5,947	339,039
Schnitzer Steel Industries, Inc., Class A ρ	1,782	121,907
Steel Dynamics, Inc.	12,280	304,912
Titanium Metals Corp. ρ	6,627	95,495
United States Steel Corp.	592	78,777

		6,495,306

Paper & Forest Products 0.5%
Domtar Corp. *	46,563	265,875
International Paper Co.	40,559	1,097,121
MeadWestvaco Corp.	16,477	436,311
Weyerhaeuser Co.	20,037	1,111,853

		2,911,160

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 4.8%
AT&T, Inc.	563,493	18,026,141
CenturyTel, Inc.	10,002	386,377
Embarq Corp.	6,955	327,998
Frontier Communications Corp. ρ	23,926	300,750
Qwest Communications International, Inc. ρ	71,756	271,237
Verizon Communications, Inc.	270,377	9,495,640
Windstream Corp.	21,297	264,509

		29,072,652

14

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
Clearwire Corp. * ρ	682	$6,718
Crown Castle International Corp. *	21,243	794,488
Leap Wireless International, Inc. * ρ	4,553	203,337
Sprint Nextel Corp.	263,382	2,296,691
Telephone & Data Systems, Inc.	5,671	217,767
U.S. Cellular Corp. *	928	48,534

		3,567,535

UTILITIES 6.1%
Electric Utilities 3.3%
American Electric Power Co., Inc.	38,090	1,487,034
Consolidated Edison, Inc. ρ	25,859	1,057,633
DPL, Inc. ρ	9,946	246,860
Duke Energy Corp.	119,946	2,091,858
Edison International	30,903	1,419,066
Entergy Corp.	5,304	548,381
Exelon Corp.	31,110	2,363,116
FirstEnergy Corp.	28,913	2,100,240
FPL Group, Inc.	38,709	2,324,862
Great Plains Energy, Inc.	11,244	263,672
Hawaiian Electric Industries, Inc. ρ	7,975	210,939
Mirant Corp. * ρ	6,340	187,537
Northeast Utilities	14,743	396,439
NRG Energy, Inc. * ρ	13,941	524,739
Pepco Holdings, Inc.	19,102	484,236
Pinnacle West Capital Corp.	9,545	335,889
Progress Energy, Inc.	24,786	1,082,652
Sierra Pacific Resources	16,331	183,560
Southern Co.	72,769	2,729,565

		20,038,278

Gas Utilities 0.4%
AGL Resources, Inc.	7,259	239,983
Atmos Energy Corp.	8,554	235,577
Energen Corp.	5,515	307,958
National Fuel Gas Co.	7,706	364,571
ONEOK, Inc.	9,890	432,292
Questar Corp.	10,207	529,641
Southern Union Co.	10,573	275,532
UGI Corp.	10,141	278,877

		2,664,431

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	1,438	95,929
Dynegy, Inc., Class A *	46,965	279,911
Reliant Energy, Inc. *	32,821	558,942

		934,782

Multi-Utilities 2.1%
Alliant Energy Corp.	10,475	366,101
Ameren Corp.	19,868	831,674
CenterPoint Energy, Inc.	11,427	181,461
CMS Energy Corp.	21,368	289,964
Dominion Resources, Inc.	54,822	2,386,402
DTE Energy Co.	15,474	652,384
Energy East Corp.	15,014	408,381
Integrys Energy Group, Inc. ρ	7,249	378,905

15

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
MDU Resources Group, Inc.	17,345	$573,079
NiSource, Inc. ρ	26,008	428,612
NSTAR	10,131	342,833
OGE Energy Corp.	8,724	293,999
PG&E Corp.	33,885	1,400,467
Puget Energy, Inc.	12,300	343,170
SCANA Corp.	11,065	433,748
Sempra Energy	23,744	1,375,252
TECO Energy, Inc. ρ	19,990	356,622
Vectren Corp.	7,681	213,071
Wisconsin Energy Corp.	11,090	518,679
Xcel Energy, Inc. ρ	40,866	838,162

		12,612,966

Water Utilities 0.1%
American Water Works Co., Inc.	5,994	137,562
Aqua America, Inc. ρ	12,675	231,826

		369,388

Total Common Stocks (cost $583,106,000)		592,561,382

EXCHANGE TRADED FUND 1.2%
iShares Russell 1000 Value Index Fund (cost $7,208,664)	101,654	7,059,870

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.5%
U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bill, 1.70%, 11/28/2008, ß ƒ	$100,000	99,597

	Shares	Value

MUTUAL FUND SHARES 7.5%
Evergreen Institutional Money Market Fund, Class I, 2.57% q ø	237,440	237,440
Navigator Prime Portfolio, 2.66% § ρρ	44,560,972	44,560,972

		44,798,412

Total Short-Term Investments (cost $44,898,009)		44,898,009

Total Investments (cost $635,212,673) 107.2%		644,519,261
Other Assets and Liabilities (7.2%)		(43,205,426)

Net Assets 100.0%		$601,313,835

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $8,271,036 at August 31, 2008. The Fund earned $10,242 of income from Wachovia Corporation during the period from June 1, 2008 to August 31, 2008.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

16

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

At August 31, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2008	Unrealized Gain (Loss)

September 2008	1 S&P 500 Futures	$320,332	$320,650	$318
September 2008	20 S&P Mini 500 Futures	1,294,840	1,282,600	(12,240)

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $635,269,092. The gross unrealized appreciation and depreciation on securities based on tax cost was $104,538,342 and $95,288,173, respectively, with a net unrealized appreciation of $9,250,169.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$644,519,261	$(11,922)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$644,519,261	$(11,922)

*	Other financial instruments include futures.

17

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 29, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: October 29, 2008